                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-2901
                                   ------------


                 RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 Ameriprise Financial Center, Minneapolis, Minnesota           55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    11/30
                         --------------
Date of reporting period:    5/31
                         --------------

    Semiannual Report

                                                         RIVERSOURCE [LOGO] (SM)
                                                               INVESTMENTS


    RIVERSOURCE (SM)
    TAX-EXEMPT HIGH INCOME FUND

--------------------------------------------------------------------------------

    SEMIANNUAL REPORT FOR THE
    PERIOD ENDED MAY 31, 2006

>   RIVERSOURCE TAX-EXEMPT HIGH
    INCOME FUND SEEKS TO PROVIDE
    SHAREHOLDERS WITH A HIGH
    YIELD GENERALLY EXEMPT FROM
    FEDERAL INCOME TAXES.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Snapshot .................................................................2

Performance Summary ...........................................................4

Questions & Answers with Portfolio Management .................................6

Investments in Securities ....................................................10

Financial Statements .........................................................42

Notes to Financial Statements ................................................45

Fund Expenses Example ........................................................56

Approval of Investment Management Services Agreement .........................58

Proxy Voting .................................................................58

Results of Meeting of Shareholders ...........................................59

                               DALBAR [LOGO] RATED
                                      2006
                                FOR COMMUNICATION

RiverSource Funds' shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


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RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 1
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

FUND SNAPSHOT
              AT MAY 31, 2006

--------------------------------------------------------------------------------
PORTFOLIO MANAGER                                                             <
--------------------------------------------------------------------------------

PORTFOLIO MANAGER                     SINCE          YEARS IN INDUSTRY
David Kerwin, CFA*                     8/04                 20

*     The Fund is managed by a team of portfolio managers led by David Kerwin.

--------------------------------------------------------------------------------
FUND OBJECTIVE                                                                <
--------------------------------------------------------------------------------

For investors seeking a high yield generally exempt from federal income taxes.

Inception dates by class
A: 5/7/79        B: 3/20/95       C: 6/26/00       Y: 3/20/95

Ticker symbols by class
A: INHYX         B: IHYBX         C: AHECX         Y: --

Total net assets                              $3.350 billion

Number of holdings                                       599

Effective maturity(1)                             12.9 years

Effective duration(2)                              6.7 years

Weighted average bond rating(3)                           AA

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

--------------------------------------------------------------------------------
CREDIT QUALITY SUMMARY                                                        <
--------------------------------------------------------------------------------

Percentage of bond portfolio assets
--------------------------------------------------------------------------------
AAA bonds                                                                  62.3%
--------------------------------------------------------------------------------
AA bonds                                                                   15.4
--------------------------------------------------------------------------------
A bonds                                                                     9.9
--------------------------------------------------------------------------------
BBB bonds                                                                  10.0
--------------------------------------------------------------------------------
Non-investment grade bonds                                                  2.4
--------------------------------------------------------------------------------

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis.

--------------------------------------------------------------------------------
TOP TEN STATES                                                                <
--------------------------------------------------------------------------------

Percentage of portfolio assets
California                                                                 21.1%
--------------------------------------------------------------------------------
New York                                                                   13.5
--------------------------------------------------------------------------------
Massachusetts                                                               5.6
--------------------------------------------------------------------------------
Texas                                                                       5.1
--------------------------------------------------------------------------------
Minnesota                                                                   4.7
--------------------------------------------------------------------------------
Ohio                                                                        4.1
--------------------------------------------------------------------------------
Michigan                                                                    3.5
--------------------------------------------------------------------------------
North Carolina                                                              3.5
--------------------------------------------------------------------------------
Illinois                                                                    3.5
--------------------------------------------------------------------------------
Florida                                                                     3.1
--------------------------------------------------------------------------------

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
2 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

FUND SNAPSHOT

--------------------------------------------------------------------------------
STYLE MATRIX                                                                  <
--------------------------------------------------------------------------------

-----------------------------
      DURATION

SHORT    INT.    LONG
-----------------------------
                       HIGH
-----------------------------
                  X    MEDIUM  QUALITY
-----------------------------
                       LOW
-----------------------------

Shading within the style matrix indicates areas in which the Fund generally invests.

--------------------------------------------------------------------------------
SEC YIELDS                                                                    <
--------------------------------------------------------------------------------

At May 31, 2006 by class
A: 3.36%         B: 2.77%         C: 2.78%         Y: 3.74%

At June 30, 2006 by class
A: 3.43%         B: 2.83%         C: 2.83%         Y: 3.79%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 5 for additional performance information.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 3
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended May 31, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

RiverSource Tax-Exempt High Income Fund Class A (excluding sales charge)   +1.40%

Lehman Brothers 3-Plus Year Municipal Bond Index(1) (unmanaged)            +1.57%

Lipper General Municipal Debt Funds Index(2)                               +1.83%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting www.riversource.com/funds.

(1) The Lehman Brothers 3-Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of investment-grade fixed-rate municipal bonds with maturities of three years or more. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lipper General Municipal Debt Funds Index includes the 30 largest municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.


--------------------------------------------------------------------------------
4 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                  <
--------------------------------------------------------------------------------

                         CLASS A               CLASS B              CLASS C          CLASS Y
(INCEPTION DATES)       (5/7/79)              (3/20/95)            (6/26/00)        (3/20/95)
                                                      AFTER               AFTER
                     NAV(1)    POP(2)      NAV(1)    CDSC(3)    NAV(1)   CDSC(4)      NAV(5)
AT MAY 31, 2006
---------------------------------------------------------------------------------------------
6 months*            +1.40%    -3.42%      +1.02%    -3.93%     +1.02%    +0.03%     +1.46%
---------------------------------------------------------------------------------------------
1 year               +1.50%    -3.32%      +0.74%    -4.12%     +0.73%    -0.24%     +1.39%
---------------------------------------------------------------------------------------------
3 years              +2.64%    +0.99%      +1.86%    +0.62%     +1.79%    +1.79%     +2.76%
---------------------------------------------------------------------------------------------
5 years              +4.45%    +3.44%      +3.66%    +3.32%     +3.66%    +3.66%     +4.52%
---------------------------------------------------------------------------------------------
10 years             +5.05%    +4.54%      +4.26%    +4.26%       N/A       N/A      +5.16%
---------------------------------------------------------------------------------------------
Since inception      +6.88%    +6.69%      +4.43%    +4.43%     +4.31%    +4.31%     +5.34%
---------------------------------------------------------------------------------------------
AT JUNE 30, 2006
---------------------------------------------------------------------------------------------
6 months*            -0.10%    -4.85%      -0.48%    -5.38%     -0.48%    -1.46%     +0.18%
---------------------------------------------------------------------------------------------
1 year               +0.14%    -4.62%      -0.39%    -5.19%     -0.61%    -1.57%     +0.50%
---------------------------------------------------------------------------------------------
3 years              +2.54%    +0.89%      +1.77%    +0.53%     +1.76%    +1.76%     +2.74%
---------------------------------------------------------------------------------------------
5 years              +4.19%    +3.18%      +3.40%    +3.06%     +3.40%    +3.40%     +4.25%
---------------------------------------------------------------------------------------------
10 years             +4.90%    +4.39%      +4.11%    +4.11%       N/A       N/A      +5.04%
---------------------------------------------------------------------------------------------
Since inception      +6.83%    +6.64%      +4.34%    +4.34%     +4.13%    +4.13%     +5.27%
---------------------------------------------------------------------------------------------

(1)   Excluding sales charge.

(2)   Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows:

      first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)   1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

*     Not annualized.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 5
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

                            WITH PORTFOLIO MANAGEMENT

Below, portfolio manager David Kerwin discusses the Fund's results and positioning for the six months ended May 31, 2006. Effective July 24, 2006, Rick LaCoff will be replacing David Kerwin as portfolio manager of the Fund.

Q: How did RiverSource Tax-Exempt High Income Fund perform for the first half of the fiscal year?

A: RiverSource Tax-Exempt High Income Fund's Class A shares (excluding sales charge) gained 1.40% for the six months ended May 31, 2006. The Fund underperformed the Lehman Brothers 3-Plus Year Municipal Bond Index (Lehman 3-Plus Index), which rose 1.57% for the period. The Fund also underperformed the Lipper General Municipal Debt Funds Index, representing the Fund's peer group, which advanced 1.83% for the same time frame.

Q: What factors most significantly affected performance during the semiannual period?

A: The tax-exempt fixed income market produced modest but positive performance during the period, as a result of sharply rising rates across the spectrum of maturities, or yield curve. While tax-exempt yields moved higher across the yield curve, they rose much higher in short-term maturities than longer-maturities, causing a significant flattening of the yield curve. Interest rates rose largely in reaction to continued policy tightening by the Federal Reserve Board (the Fed), which hiked interest rates four more times, bringing the targeted federal funds rate to 5% by the end of May 2006.

      As rates rose significantly during the six-month period, the Fund benefited from its short duration positioning compared to that of the Lehman 3-Plus Index. Duration is a measure of the Fund's sensitivity to changes in interest rates. Yield curve positioning also helped the Fund's relative results, especially a modest exposure to the 10-year segment of the tax-exempt yield curve, which had the weakest six-month performance.


--------------------------------------------------------------------------------
6 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

> GOING FORWARD, WE BELIEVE THE MAJOR FACTOR AFFECTING THE MUNICIPAL MARKET MAY WELL BE THE UNEXPECTED AND DRAMATIC SLOWDOWN IN NEW ISSUE SUPPLY SEEN DURING THE FIRST FIVE MONTHS OF 2006.

      Another positive contributing factor to the semiannual performance of the Fund was its sizable allocation to non-enhanced municipal tobacco bonds. These bonds were the best performing sector within the Lehman 3-Plus Index for the six-month period. Further supporting the Fund's performance during the semiannual period was the fact that it had no defaulted bonds in its portfolio for the first time in some years.

      Detracting from the Fund's results was its modest exposure to what are known as special district general obligation bonds, which performed strongly for the period. These municipal bonds are often uninsured and rated BBB, issued for mixed use purposes or for projects that cross local, county or state lines.

      The primary reason the Fund underperformed the Lipper General Municipal Debt Funds Index was its moderate exposure to bonds rated BBB compared to the Index. Bonds rated BBB generally outperformed higher quality bonds during the period.

Q:    What changes did you make to the Fund and how is it currently positioned?

A: We increased the Fund's holdings in single-family housing bonds, as this sector offered attractive yields during the period. We also added to the Fund's allocation to Commonwealth of Puerto Rico municipal bonds. Puerto Rico has recently been experiencing some fiscal distress, and its government is currently working on the introduction of a local sales tax to raise revenues and reforms that would cut expenses. Should these potential fiscal remedies be enacted, Puerto Rico municipal bonds may be increasingly attractive to investors, given the triple-tax-exemption (i.e., federal, state and local) they offer.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 7
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

      We increased the Fund's exposure to non-enhanced municipal tobacco bonds. We believe the litigation risks this sector has faced have been reduced, given the number of cases already heard, and thus we expect these bonds to continue to perform well going forward. We also added to the Fund's exposure to bonds rated BBB on a highly selective basis. Given anticipated technical conditions within the municipal bond market, we expect these bonds to continue to perform well and provide attractive income during the coming months. We also moderately increased the Fund's allocation to intermediate-term bonds subject to the Alternative Minimum Tax (AMT), as these bonds offered comparatively attractive yields. Still, we kept the Fund's total exposure to AMT-subject bonds modest, sensitive to our shareholders' tax planning needs.

      Toward the end of the period, we extended the Fund's duration a bit to bring it to a neutral position relative to the Lehman 3-Plus Index, as we believe the Fed is nearing an end to its current tightening cycle and therefore it would be appropriate to add some interest rate sensitivity.

      Finally, we maintained our strategy of laddering bond maturities, coupons and call dates in the portfolio across the yield curve. We believe this staggered approach should help reduce the volatility and risks associated with interest rate movements and produce more consistent returns for the Fund over the long term.


--------------------------------------------------------------------------------
8 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

Q:    How do you intend to manage the Fund in the coming months?

A: Going forward, we believe the major factor affecting the municipal market may well be the unexpected and dramatic slowdown in new issue supply seen during the first five months of 2006. We expect the slowdown to continue through much of the year. As a result, municipal bonds are expensive, but, as interest rates have risen, so, too, has retail buyer demand.

      From a broader perspective, we intend to position the Fund based on our belief that U.S. interest rates across the range of maturities, or yield curve, have risen to levels that seem reasonable given our economic view. We believe the most likely scenario is for inflation to be nudged higher but also for a modest economic slowdown to become apparent in the second half of 2006, with a slowdown in the housing sector the likely catalyst. We thus believe the Fed may soon pause in its current tightening cycle.

      Given this view, we intend to maintain the Fund's current neutral duration positioning compared to the Lehman 3-Plus Index for the near term. We further intend to reduce the Fund's exposure to insured bonds and increase its allocation to uninsured bonds, with a bias toward health care bonds, particularly bonds for large health care systems. In addition, we intend to increase the Fund's allocation to essential service revenue bonds, such as public power and water and sewer issues. We feel these sectors may enable the Fund to potentially pick up incremental yield without taking on significant risk. Finally, we are watching closely for opportunities to modestly increase the Fund's exposure to bonds rated BBB, including those in the tobacco and health care sectors.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 9
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource Tax-Exempt High Income Fund

MAY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

-------------------------------------------------------------------------
MUNICIPAL BONDS (96.2%)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
ALABAMA (1.2%)
Alabama Public School & College Authority
   Revenue Bonds
   Capital Improvement
   Series 1999D (FSA)
     08-01-18             5.50%      $    11,195,000      $    11,914,727
Birmingham Waterworks & Sewer Board
   Revenue Bonds
   Series 2002B (MBIA)
     01-01-33             5.25             4,000,000            4,180,480
City of Birmingham
   Prerefunded Limited General Obligation Bonds
   Series 1999B
     06-01-24             5.25             2,730,000            2,876,328
City of Birmingham
   Unrefunded Limited General Obligation Bonds
   Series 1999B
     06-01-24             5.25               270,000              282,517
City of Huntsville
   Unlimited General Obligation
   Refunding Warrants
   Series 2002D
     11-01-14             5.50             3,425,000            3,743,148
City of Mobile
   Unlimited General Obligation Warrants
   Series 2001 (AMBAC)
     02-15-12             4.75             1,000,000            1,041,420
County of Jefferson
   Revenue Bonds
   Series 2004A
     01-01-22             5.50             8,750,000            9,282,875
     01-01-23             5.25             7,500,000            7,798,725
                                                          ---------------
Total                                                          41,120,220
-------------------------------------------------------------------------

ALASKA (0.2%)
Alaska Energy Authority
   Refunding Revenue Bonds
   Bradley Lake
   3rd Series 1999 (FSA)
     07-01-14             6.00             2,000,000            2,247,160

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
ALASKA (CONT.)
State of Alaska
   Refunding Revenue Bonds
   Series 2006A (MBIA) A.M.T.
     10-01-14             5.00%      $     1,500,000      $     1,569,510
     10-01-17             5.00             1,500,000            1,562,550
                                                          ---------------
Total                                                           5,379,220
-------------------------------------------------------------------------

ARIZONA (0.9%)
Arizona School Facilities Board
   Prerefunded Revenue Bonds
   State School Improvement
   Series 2002
     07-01-14             5.25             4,100,000            4,419,554
Maricopa County Elementary School
   District #3 - Tempe Elementary
   Unlimited General Obligation Refunding Bonds
   Series 2001 (FSA)
     07-01-12             5.00             1,240,000            1,317,215
Maricopa County Industrial Development Authority
   Revenue Bonds
   Catholic Healthcare West
   Series 2004A
     07-01-23             5.38             2,500,000            2,593,475
     07-01-26             5.50             5,000,000            5,201,200
Phoenix Civic Improvement Corporation
   Refunding Revenue Bonds
   Junior Lien
   Series 2001 (FGIC)
     07-01-12             5.00             1,800,000            1,912,086
Phoenix Civic Improvement Corporation
   Revenue Bonds
   Civic Plaza Expansion Project
   Series 2005A (FGIC)
     07-01-41             5.00             6,000,000            6,131,520
Phoenix Civic Improvement Corporation
   Revenue Bonds
   Sub Series 2003A (MBIA)
     07-01-19             5.00             2,000,000            2,087,020

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
10 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
ARIZONA (CONT.)
Tucson
   Refunding Revenue Bonds
   Series 2002 (FGIC)
     07-01-12             5.50%      $     1,345,000      $     1,464,866
     07-01-13             5.50             2,380,000            2,608,694
     07-01-14             5.50             1,500,000            1,643,775
                                                          ---------------
Total                                                          29,379,405
-------------------------------------------------------------------------

ARKANSAS (0.4%)
Arkansas Development Finance Authority
   Revenue Bonds
   Series 2001 Inverse Floater
   (GNMA/FNMA) A.M.T.
     07-01-33             6.28             1,585,000(g)         1,621,994
County of Washington
   Revenue Bonds
   Construction Regional Medical Center
   Series 2005A
     02-01-35             5.00             5,250,000            5,124,682
Independence County
   Refunding Revenue Bonds
   Entergy Arkansas Project
   Series 2005
     01-01-21             5.00             2,000,000            2,010,160
University of Arkansas
   Revenue Bonds
   Fayetteville Campus
   Series 2002 (FGIC)
     12-01-09             5.00             2,695,000            2,807,786
     12-01-10             5.00             2,505,000            2,634,308
                                                          ---------------
Total                                                          14,198,930
-------------------------------------------------------------------------

CALIFORNIA (20.5%)
Abag Finance Authority for Nonprofit Corporations
   Certificate of Participation
   National Center for International Schools Project
   Series 1996
     05-01-26             7.38             8,000,000            8,172,560
Abag Finance Authority for Nonprofit Corporations
   Revenue Bonds
   San Diego Hospital Association
   Series 2001A
     08-15-20             6.13             3,750,000            4,027,200

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
CALIFORNIA (CONT.)
California Health Facilities Financing Authority
   Refunding Revenue Bonds
   Cedars-Sinai Medical Center
   Series 2005
     11-15-18             5.00%      $     2,200,000      $     2,283,820
     11-15-34             5.00             1,000,000            1,005,960
California Health Facilities Financing Authority
   Revenue Bonds
   Catholic Healthcare West
   Series 2004G
     07-01-23             5.25             4,790,000            4,929,437
California Health Facilities Financing Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2006A
     04-01-39             5.25             2,000,000(b)         2,064,940
California Health Facilities Financing Authority
   Revenue Bonds
   Lucile Salter Packard Hospital
   Series 2003C (AMBAC)
     08-15-25             5.00             6,340,000            6,524,748
California Health Facilities Financing Authority
   Revenue Bonds
   Residual Certificates
   Series 2000-202 Inverse Floater (MBIA)
     07-01-10             7.53             3,660,000(g)         3,895,741
California Health Facilities Financing Authority
   Revenue Bonds
   Sutter Health
   Series 1999A (MBIA)
     08-15-28             5.35             7,000,000            7,356,440
California State Department of Transportation
   Anticipation Revenue Bonds
   Federal Highway Grant
   Series 2004A (FGIC)
     02-01-12             5.00             9,000,000            9,572,850
California State Department of Water Resources
   Prerefunded Revenue Bonds
   Series 2002A (MBIA)
     05-01-15             6.00             3,000,000            3,387,090
California State Department of Water Resources
   Revenue Bonds
   Series 2002A (MBIA)
     05-01-10             5.25            14,500,000           15,326,065

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 11
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
CALIFORNIA (CONT.)
California Statewide Communities Development Authority
   Certificate of Participation
   Linked Pars and Inflos
   Series 1993 Escrowed to Maturity (AMBAC)
     10-01-11             5.60%      $    44,800,000(l)   $    47,603,583
California Statewide Communities Development Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2004E
     04-01-32             3.88             7,000,000            6,929,860
California Statewide Communities Development Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2006B
     03-01-45             5.25             9,500,000(b)         9,754,315
California Statewide Communities Development Authority
   Revenue Bonds
   Sutter Health
   Series 2002B
     08-15-28             5.50             4,000,000            4,207,240
City of Long Beach
   Revenue Bonds
   Series 2000A (FGIC) A.M.T.
     05-15-23             5.25            15,195,000           15,791,251
City of Los Angeles
   Revenue Bonds
   Series 2003A (FSA)
     02-01-13             5.00             4,450,000            4,739,651
City of San Diego
   Revenue Bonds
   Water/Utility Fund
   Net System Revenue
   Series 1998 (FGIC)
     08-01-17             5.00             5,000,000            5,185,750
City of San Jose
   Revenue Bonds
   Series 2001A (FGIC)
     03-01-31             5.00             5,690,000            5,758,963
Contra Costa Water District
   Refunding Revenue Bonds
   Series 2003M (FSA)
     10-01-16             5.00             6,650,000            7,033,506

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
CALIFORNIA (CONT.)
Coronado Community Development Agency
   Tax Allocation Bonds
   Coronado Community Development Project
   Series 2005 (AMBAC)
     09-01-35             5.00%      $     4,500,000      $     4,583,700
Eastern Municipal Water District
   Certificate of Participation
   Series 2006A (MBIA)
     07-01-23             5.00             5,225,000            5,461,275
Golden State Tobacco Securitization Corporation
   Enhanced Asset-backed Revenue Bonds
   Series 2005A
     06-01-19             5.00             2,500,000            2,548,575
     06-01-45             5.00             5,520,000            5,572,826
Golden State Tobacco Securitization Corporation
   Enhanced Asset-backed Revenue Bonds
   Series 2005A (FGIC)
     06-01-35             5.00             7,000,000            7,154,000
Golden State Tobacco Securitization Corporation
   Revenue Bonds
   Series 2003A-1
     06-01-33             6.25             5,265,000            5,723,424
     06-01-39             6.75             5,750,000            6,419,933
     06-01-40             6.63             5,100,000            5,656,665
Lake Elsinore Public Financing Authority
   Revenue Bonds
   Series 1997F
     09-01-20             7.10             7,030,000            7,390,850
Livermore-Amador Valley Water Management Agency
   Revenue Bonds
   Series 2001A (AMBAC)
     08-01-31             5.00             4,000,000            4,070,600
Los Angeles Department of Water & Power
   Revenue Bonds
   Series 2003A (FGIC)
     07-01-43             5.00            11,750,000           11,971,253
Los Angeles Harbor Department
   Refunding Revenue Bonds
   Series 2006A (MBIA) A.M.T.
     08-01-13             5.00             4,415,000            4,664,624
     08-01-16             5.00             8,000,000            8,436,240
Los Angeles Unified School District
   Unlimited General Obligation Bonds
   Election of 1997
   Series 2002E (MBIA)
     01-01-27             5.13            15,500,000           16,176,574

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
12 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
CALIFORNIA (CONT.)
Los Angeles Unified School District
   Unlimited General Obligation Bonds
   Series 2000 Inverse Floater (FGIC)
     07-01-18             7.22%      $     3,330,000(g)   $     4,098,198
Los Angeles Unified School District
   Unlimited General Obligation Refunding Bonds
   Series 2002 (MBIA)
     07-01-15             5.75             5,000,000            5,652,000
     07-01-16             5.75             5,000,000            5,675,000
Modesto Irrigation District
   Refunding Certificate of Participation
   Capital Improvements
   Series 2003A (MBIA)
     07-01-18             5.00             1,610,000            1,683,046
Northern California Power Agency
   Prerefunded Revenue Bonds
   Geothermal Project #3
   Series 1987A
     07-01-09             5.00            13,535,000           13,962,571
Port of Oakland
   Revenue Bonds
   Series 2000A Inverse Floater (FGIC) A.M.T.
     11-01-15             7.51             2,210,000(g)         2,613,104
Port of Oakland
   Revenue Bonds
   Series 2000B Inverse Floater (FGIC) A.M.T.
     11-01-16             7.51             2,000,000(g)         2,358,140
San Diego Unified School District
   Series 2000A Inverse Floater
     07-01-20             5.90             3,180,000(g)         3,663,646
San Diego Unified School District
   Series 2000B Inverse Floater
     07-01-21             5.90             1,865,000(g)         2,148,051
San Diego Unified School District
   Series 2000C Inverse Floater
     07-01-22             5.90             1,370,000(g)         1,578,432
San Diego Unified School District
   Unlimited General Obligation Bonds
   Election of 1998
   Series 2002D (FGIC)
     07-01-27             5.00             8,000,000            8,461,520
San Diego Unified School District
   Unlimited General Obligation Bonds
   Election of 1998
   Series 2003E (FSA)
     07-01-18             5.25             6,250,000            6,774,375

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
CALIFORNIA (CONT.)
San Diego Unified School District
   Unlimited General Obligation Bonds
   Election of 1998
   Series 2004F (FSA)
     07-01-29             5.00%      $     7,000,000      $     7,224,910
San Francisco City & County Airports Commission
   Revenue Bonds
   2nd Series 2000-26A (FGIC) A.M.T.
     05-01-22             5.25            14,150,000           14,799,768
San Francisco City & County Airports Commission
   Series 2000A Inverse Floater A.M.T.
     05-01-14             7.48             1,080,000(g)         1,310,267
San Francisco City & County Airports Commission
   Series 2000B Inverse Floater A.M.T.
     05-01-15             7.47             1,150,000(g)         1,389,258
San Francisco City & County Airports Commission
   Series 2000C Inverse Floater A.M.T.
     05-01-16             7.79             1,220,000(g)         1,486,082
San Francisco City & County Public Utilities Commission
   Revenue Bonds
   Series 2002A (MBIA)
     11-01-25             5.00            12,155,000           12,544,082
San Jose Redevelopment Agency
   Refunding Tax Allocation Bonds
   Merged Area Redevelopment Project
   Series 2004A (MBIA)
     08-01-18             4.54             5,000,000            5,037,050
San Jose Redevelopment Agency
   Tax Allocation Bonds
   Merged Area Redevelopment Project
   Series 2003 (FGIC)
     08-01-33             4.90             5,000,000            5,065,950
South Placer Wastewater Authority
   Prerefunded Revenue Bonds
   Series 2000A (FGIC)
     11-01-23             5.25            11,060,000           11,900,892
State of California
   Prerefunded Unlimited General Obligation Bonds
   Series 2000
     10-01-25             5.38             4,705,000            5,031,667
State of California
   Prerefunded Unlimited General Obligation Bonds
   Series 2000 (MBIA)
     12-01-21             5.25             2,285,000            2,432,177

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 13
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
CALIFORNIA (CONT.)
State of California
   Unlimited General Obligation Bonds
   Residual Certificates
   Series 1999-195 Inverse Floater (MBIA)
     12-01-16             7.53%      $     5,410,000(g)   $     6,700,393
State of California
   Unlimited General Obligation Bonds
   Series 2000 (MBIA)
     09-01-13             5.25            12,500,000           13,288,250
State of California
   Unlimited General Obligation Bonds
   Series 2001
     03-01-31             5.13             7,500,000            7,671,825
     06-01-31             5.13            23,500,000           24,065,409
State of California
   Unlimited General Obligation Bonds
   Series 2003
     02-01-17             5.25            16,735,000           17,820,933
     02-01-21             5.25             2,500,000            2,632,225
     02-01-29             5.25             5,000,000            5,187,100
     02-01-32             5.00             8,835,000            8,972,473
State of California
   Unlimited General Obligation Bonds
   Series 2003 (FGIC)
     11-01-20             5.25             2,275,000            2,428,585
State of California
   Unlimited General Obligation Bonds
   Series 2003 (MBIA)
     02-01-26             5.25            15,000,000           15,825,149
State of California
   Unlimited General Obligation Bonds
   Series 2004
     03-01-14             5.25             5,830,000            6,286,431
     03-01-28             5.00            15,470,000           15,814,671
     04-01-29             5.30             5,590,000            5,866,705
     02-01-33             5.00            11,140,000           11,310,553
State of California
   Unlimited General Obligation Bonds
   Series 2004 (FGIC)
     02-01-33             5.00             2,500,000            2,558,900
State of California
   Unlimited General Obligation Bonds
   Series 2004A
     01-01-11             5.25             7,225,000            7,673,167
     07-01-14             5.25             7,480,000            8,114,005

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
CALIFORNIA (CONT.)
State of California
   Unlimited General Obligation Bonds
   Series 2004A (FGIC)
     07-01-17             5.00%      $    12,550,000      $    13,097,180
State of California
   Unlimited General Obligation Bonds
   Various Purpose
   Series 2003
     11-01-16             5.25             4,835,000            5,177,270
     11-01-22             5.00             5,000,000            5,152,600
     11-01-23             5.13             5,000,000            5,197,950
     11-01-24             5.13             8,000,000            8,306,480
     11-01-29             5.25             5,375,000            5,595,375
State of California
   Unlimited General Obligation Bonds
   Zero Coupon
   Series 1991-33 (MBIA)
     10-01-11             3.83            20,800,000(m)        16,917,263
State of California
   Unrefunded Unlimited General Obligation Bonds
   Series 2000
     06-01-19             5.50               455,000              480,789
     12-01-23             5.25             1,860,000            1,939,906
     10-01-25             5.38               295,000              309,384
State of California
   Unrefunded Unlimited General Obligation Bonds
   Series 2000 (MBIA)
     12-01-21             5.25             1,865,000            1,971,697
Tobacco Securitization Authority of Northern California
   Prerefunded Asset-backed Revenue Bonds
   Series 2001A
     06-01-41             5.38             2,830,000            3,048,136
Tobacco Securitization Authority of Southern California
   Prerefunded Asset-backed Revenue Bonds
   Series 2002A
     06-01-43             5.63             4,050,000            4,142,988
Turlock Irrigation District
   Certificate of Participation
   Series 2003A (MBIA)
     01-01-33             5.00             4,450,000            4,542,249
University of California
   Refunding Revenue Bonds
   Multiple Purpose Projects
   Series 1997E (MBIA)
     09-01-22             5.13            10,000,000           10,272,100

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
14 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
CALIFORNIA (CONT.)
University of California
   Revenue Bonds
   Series 2003A (AMBAC)
     05-15-19             5.13%      $    15,000,000      $    15,827,849
     05-15-20             5.13             6,965,000            7,332,264
Walnut Energy Center Authority
   Revenue Bonds
   Series 2004A (AMBAC)
     01-01-29             5.00             9,365,000            9,589,854
     01-01-34             5.00             5,745,000            5,857,200
West Sacramento Financing Authority
   Special Tax Bonds
   Series 1999F
     09-01-29             6.10             4,900,000            5,001,773
Western Hills Water District
   Special Tax Bonds
   Diablo Grande Community Facilities #1
   Series 2001
     09-01-31             6.88               500,000              520,615
                                                          ---------------
Total                                                         690,769,391
-------------------------------------------------------------------------

COLORADO (2.5%)
Adams County School District #12
   Unlimited General Obligation Bonds
   Adams 12 Five Star Schools
   Series 2002A (FSA)
     12-15-10             5.25             3,255,000            3,450,984
Aurora Centretech Metropolitan District
   Prerefunded Unlimited General Obligation Bonds
   Series 1993B
     12-01-23            14.71             5,699,785(j)        10,378,169
Colorado Health Facilities Authority
   Revenue Bonds
   Evangelical Lutheran
   Series 2005
     06-01-23             5.25             1,200,000            1,240,524
     06-01-29             5.00             4,250,000            4,232,703
Colorado Housing & Finance Authority
   Revenue Bonds
   Single Family Mortgage
   Series 2003A-3 A.M.T.
     05-01-32             5.15             3,500,000            3,507,875

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
COLORADO (CONT.)
Denver City & County
   Prerefunded Revenue Bonds
   Colorado Convention Center Project
   Series 2001A (FSA)
     09-01-12             5.00%      $     5,000,000      $     5,275,450
Denver Urban Renewal Authority
   Tax Allocation Bonds
   Downtown Denver
   Series 1989A A.M.T.
     09-01-15             8.00            11,975,000           12,181,328
     09-01-16             8.00             1,785,000            1,815,720
     09-01-17             8.00             1,930,000            1,962,984
GVR Metropolitan District
   Unlimited General Obligation Refunding Bonds
   Series 1991 Escrowed to Maturity
     12-01-06            28.95             1,385,000(k)         1,552,848
GVR Metropolitan District
   Unlimited General Obligation Refunding Bonds
   Series 1995B Escrowed to Maturity
     12-01-06            11.00               305,000              315,837
Loveland Special Improvement District #1
   Unlimited General Obligation Bonds
   Series 2000
     07-01-29             7.50             5,940,000(h)         6,052,741
Lowry Economic Redevelopment Authority
   Revenue Bonds
   Series 1996
     12-01-10             7.80            10,600,000           10,915,562
Lowry Economic Redevelopment Authority
   Revenue Bonds
   Series 1998A
     12-01-10             7.30             2,100,000            2,157,519
North Range Metropolitan District #1
   Limited General Obligation Bonds
   Series 2001
     12-15-31             7.25            13,300,000           14,205,862
University of Colorado
   Revenue Bonds
   Series 2002A (FGIC)
     06-01-12             5.00             3,300,000            3,504,864
                                                          ---------------
Total                                                          82,750,970
-------------------------------------------------------------------------

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 15
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
CONNECTICUT (1.1%)
State of Connecticut
   Prerefunded Unlimited General Obligation Bonds
   Series 2001D
     11-15-15             5.13%      $     2,500,000      $     2,658,950
State of Connecticut
   Prerefunded Unlimited General Obligation Bonds
   Series 2002B
     06-15-16             5.50             7,900,000            8,595,200
State of Connecticut
   Unlimited General Obligation Bonds
   Series 2001G
     12-15-10             5.00             6,660,000            6,997,995
State of Connecticut
   Unlimited General Obligation Bonds
   Series 2002C
     12-15-18             5.50             2,380,000            2,580,110
State of Connecticut
   Unlimited General Obligation Refunding Bonds
   Series 2001E
     11-15-15             5.13             6,875,000            7,263,644
State of Connecticut
   Unlimited General Obligation Refunding Bonds
   Series 2002E (FSA)
     11-15-14             5.38             8,990,000            9,712,437
                                                          ---------------
Total                                                          37,808,336
-------------------------------------------------------------------------

DISTRICT OF COLUMBIA (0.8%)
District of Columbia
   Revenue Bonds
   Georgetown University
   Series 1988D (MBIA)
     04-01-14             5.25             4,100,000            4,257,522
Metropolitan Washington Airports Authority
   Revenue Bonds
   Series 2001A (MBIA) A.M.T.
     10-01-27             5.50            13,790,000           14,540,590
Metropolitan Washington Airports Authority
   Revenue Bonds
   Series 2001 Inverse Floater
   (MBIA) A.M.T.
     10-01-27             5.71             2,500,000(g)         2,772,150

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
DISTRICT OF COLUMBIA (CONT.)
Washington Convention Center Authority
   Revenue Bonds
   Senior Lien
   Series 1998 (AMBAC)
     10-01-15             5.25%      $     4,940,000      $     5,125,991
                                                          ---------------
Total                                                          26,696,253
-------------------------------------------------------------------------

FLORIDA (3.0%)
Bonita Springs-Vasari Community Development District
   Special Assessment Bonds
   Capital Improvement
   Series 2001B
     05-01-09             6.20             1,585,000            1,591,863
Brevard County Health Facilities Authority
   Revenue Bonds
   Health First Incorporated Project
   Series 2005
     04-01-24             5.00             5,000,000            5,100,800
     04-01-34             5.00             4,250,000            4,285,828
Charlotte County Development Authority
   Refunding Revenue Bonds
   Royal Palm Centre II
   Series 1991
     03-01-14             9.50             2,660,000            2,662,926
City of Lakeland
   Revenue Bonds
   Lakeland Regional Health Systems
   Series 2002
     11-15-32             5.50             9,400,000            9,843,492
Collier County School Board
   Prerefunded Certificate of Participation
   Series 2002 (FSA)
     02-15-17             5.38             5,000,000            5,399,550
Collier County Water-Sewer District
   Refunding Revenue Bonds
   Series 2003B (FSA)
     07-01-15             5.00             4,125,000            4,368,994
County of Orange
   Prerefunded Revenue Bonds
   Series 2000 (AMBAC)
     10-01-15             5.63             8,000,000            8,487,120
Crossings at Fleming Island Community Development District
   Revenue Bonds
     10-01-19             7.38            10,770,000           10,951,366

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
16 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
FLORIDA (CONT.)
Florida State Board of Education
   Unlimited General Obligation Refunding Bonds
   Capital Outlay
   Series 2002D
     06-01-11             5.00%      $     7,295,000      $     7,706,365
Florida State Department of Environmental Protection
   Revenue Bonds
   Florida Forever
   Series 2001B (MBIA)
     07-01-10             5.00             6,575,000            6,895,203
Florida State Division of Bond Finance
   Refunding Revenue Bonds
   Department of Environmental Protection
   Series 1997B (AMBAC)
     07-01-12             6.00             2,500,000            2,791,350
Grand Haven Community Development District
   Special Assessment Bonds
   Series 2002
     11-01-07             6.13               235,000              235,101
Greyhawk Landing Community Development District
   Special Assessment Bonds
   Series 2002B
     05-01-09             6.25               400,000              404,084
Harbor Bay Community Development District
   Special Assessment Bonds
   Series 2001B
     05-01-10             6.35             3,180,000            3,231,357
Heritage Harbor South Community Development District
   Special Assessment Bonds
   Capital Improvement
   Series 2002B
     11-01-08             5.40               165,000              165,028
Highlands County Health Facilities Authority
   Revenue Bonds
   Hospital - Adventist Health
   Series 2002B
     11-15-23             5.25            10,300,000           10,623,110
Highlands County Health Facilities Authority
   Revenue Bonds
   Hospital - Adventist Health
   Series 2005D
     11-15-35             5.00             8,550,000            8,581,721
Renaissance Communications Development District
   Special Assessment Bonds
   Series 2002B
     05-01-08             6.25             1,320,000            1,328,356

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
FLORIDA (CONT.)
Reunion East Community Development District
   Special Assessment Bonds
   Series 2002B
     11-01-07             5.90%      $       800,000      $       801,976
Tampa Bay Water Utility System
   Refunding & Improvement Revenue Bonds
   Series 2001A (FGIC)
     10-01-12             4.50             5,000,000            5,140,250
Waterchase Community Development District
   Revenue Bonds
   Series 2001B
     05-01-08             5.90               125,000              125,014
                                                          ---------------
Total                                                         100,720,854
-------------------------------------------------------------------------

GEORGIA (1.0%)
City of Atlanta
   Revenue Bonds
   Residual Certificates
   Series 2000 Inverse Floater (FGIC)
     01-01-21             6.89             5,600,000(g)         6,536,096
City of Atlanta
   Revenue Bonds
   Residual Certificates
   Series 2000 Inverse Floater (FGIC) A.M.T.
     01-01-18             8.13             3,720,000(g)         4,448,227
Colquitt County Development Authority
   Subordinated Revenue Bonds
   Zero Coupon
   Series 1991C Escrowed to Maturity
     12-01-21             6.87            26,350,000(m)        12,625,075
Fulton County Development Authority
   Revenue Bonds
   Georgia Tech Athletic Association
   Series 2001 (AMBAC)
     10-01-12             5.50             2,385,000            2,592,257
Fulton County Development Authority
   Revenue Bonds
   Georgia Tech Foundation Funding
   Series 2002A
     11-01-13             5.25             1,105,000            1,182,969
Gwinnett County Water & Sewer Authority
   Prerefunded Revenue Bonds
   Series 2002
     08-01-24             5.25             5,000,000            5,397,200
                                                          ---------------
Total                                                          32,781,824
-------------------------------------------------------------------------

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 17
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
HAWAII (1.3%)
City & County of Honolulu
   Unlimited General Obligation Refunding Bonds
   Series 1993 Inverse Floater
     09-07-06             6.66%      $    10,000,000(g)   $    10,086,400
     09-11-08             6.96            10,000,000(g)        10,766,400
Hawaii State Department of Budget & Finance
   Refunding Revenue Bonds Electric
   Company & Subsidiary Project
   Series 2003B (XLCA) A.M.T.
     12-01-22             5.00            12,500,000           12,730,500
Hawaii State Department of Budget & Finance
   Revenue Bonds
   Series 2000 Inverse Floater
   (AMBAC) A.M.T.
     07-01-20             7.34             9,000,000(g)        10,531,170
                                                          ---------------
Total                                                          44,114,470
-------------------------------------------------------------------------

ILLINOIS (3.4%)
Chicago O'Hare International Airport
   Revenue Bonds
   2nd Lien Passenger Facility
   Series 2001C (AMBAC) A.M.T.
     01-01-11             5.25             3,260,000            3,417,523
Chicago O'Hare International Airport
   Revenue Bonds
   Series 2001A Inverse Floater
   (AMBAC) A.M.T.
     01-01-20             7.13             1,885,000(g)         2,205,582
Chicago O'Hare International Airport
   Revenue Bonds
   Series 2001B Inverse Floater
   (AMBAC) A.M.T.
     01-01-21             7.13             2,070,000(g)         2,415,276
City of Chicago
   Prerefunded Unlimited General Obligation Project &
   Refunding Bonds
   Series 2001A (MBIA)
     01-01-38             5.50             8,130,485            8,802,307
City of Chicago
   Unlimited General Obligation Bonds
   Series 2004A (FSA)
     01-01-19             5.25             5,000,000            5,320,700
City of Chicago
   Unlimited General Obligation Project & Refunding Bonds
   Series 2001A (MBIA)
     01-01-31             5.00             4,000,000            4,081,680

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
ILLINOIS (CONT.)
City of Chicago
   Unrefunded Unlimited General Obligation Project &
   Refunding Bonds
   Series 2000C (FGIC)
     01-01-40             5.50%      $     2,940,000      $     3,091,763
City of Chicago
   Unrefunded Unlimited General Obligation Project &
   Refunding Bonds
   Series 2001A (MBIA)
     01-01-38             5.50             2,869,515            3,029,691
County of Cook
   Prerefunded Unlimited General Obligation Bonds
   Capital Improvement
   Series 1999A (FGIC)
     11-15-16             5.25             3,000,000            3,179,460
Gilberts Special Service Area #9
   Prerefunded Special Tax Bonds
   Big Timber Project
   Series 2001
     03-01-30             7.88             3,407,000            4,073,784
Illinois Finance Authority
   Prerefunded Revenue Bonds
   Adventist Health System/Sunbelt Obligation
   Series 1999
     11-15-20             5.50             3,000,000            3,188,490
Illinois Finance Authority
   Refunding Revenue Bonds
   Commonwealth Edison Company
   Series 1994 (AMBAC)
     01-15-14             5.85             4,500,000            4,997,790
Illinois Finance Authority
   Subordinated Revenue Bonds
   Zero Coupon
   Series 1990 Escrowed to Maturity
     04-15-20             7.75            68,000,000(m)        35,389,241
Illinois Health Facilities Authority
   Revenue Bonds
   South Suburban
   Series 1992 Escrowed to Maturity
     02-15-09             7.00             1,180,000            1,236,569
     02-15-18             7.00             3,025,000            3,618,263
Kane County School District #101 Batavia
   Prerefunded Unlimited General Obligation Bonds
   Building
   Series 1999 (FSA)
     12-30-13             5.25             6,000,000            6,274,440

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
18 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
ILLINOIS (CONT.)
Metropolitan Pier & Exposition Authority
   Revenue Bonds
   McCormick Place Expansion
   Series 2002A (MBIA)
     06-15-42             5.25%      $    13,400,000      $    13,983,168
State of Illinois
   Unlimited General Obligation Bonds
   1st Series 2000 (MBIA)
     12-01-20             5.40             4,000,000            4,256,720
Tinley Park Special Service Area #3
   Special Assessment Bonds
   Series 1988
     12-01-06            10.65               165,000              165,792
     12-01-07            10.65               185,000              187,251
Will County Community Unit School District #365 -
   Valley View
   Unlimited General Obligations Bonds
   Zero Coupon
   Series 1997B (FSA)
     11-01-16             4.60             3,165,000(m)         1,983,822
                                                          ---------------
Total                                                         114,899,312
-------------------------------------------------------------------------

INDIANA (1.1%)
East Chicago Elementary School Building Corporation
   Refunding Revenue Bonds
   1st Mortgage
   Series 1996
     01-05-16             6.25             8,000,000            8,892,640
Indiana Health & Educational Facilities Authority
   Revenue Bonds
   Clarian Health Obligation
   Series 2006A
     02-15-36             5.00             4,375,000            4,391,363
Indiana Health Facility Financing Authority
   Revenue Bonds
   Ascension Health Sub Credit
   Series 2005A
     11-01-10             5.00            10,000,000           10,420,399
Indiana Housing Finance Authority
   Revenue Bonds
   Series 2001 Inverse Floater
   (GNMA/FNMA) A.M.T.
     07-01-33             6.94             1,620,000(g)         1,682,419

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
INDIANA (CONT.)
Indiana Housing Finance Authority
   Revenue Bonds
   Series 2002A (GNMA/FNMA) A.M.T.
     01-01-33             5.45%      $     1,090,000      $     1,101,478
South Bend Community School Building Corporation
   Revenue Bonds
   1st Mortgage
   Series 2002 (MBIA)
     07-15-19             5.00             3,680,000            3,801,182
St. Joseph County Hospital Authority
   Revenue Bonds
   Memorial Hospital of South Bend
   Series 1980 Escrowed to Maturity
     06-01-10             9.40               875,000              986,816
Wayne Township School Building Corporation -
   Marion County
   Prerefunded Revenue Bonds
   1st Mortgage
   Series 2003A (FGIC)
     01-15-28             5.25             4,750,000            5,147,765
                                                          ---------------
Total                                                          36,424,062
-------------------------------------------------------------------------

IOWA (0.3%)
Iowa Finance Authority
   Refunding Revenue Bonds
   Correctional Facility Program
   Series 2002 (MBIA)
     06-15-13             5.38             6,000,000            6,512,519
Iowa Finance Authority
   Revenue Bonds
   Series 2001 Inverse Floater
   (GMNA/FNMA) A.M.T.
     07-01-33             6.81             2,590,000(g)         2,699,376
Tobacco Settlement Authority of Iowa
   Prerefunded Asset-backed Revenue Bonds
   Series 2001B
     06-01-25             5.30             1,150,000            1,220,645
                                                          ---------------
Total                                                          10,432,540
-------------------------------------------------------------------------

LOUISIANA (1.7%)
Louisiana State Citizens Property Insurance Corporation
   Revenue Bonds
   Series 2006B (AMBAC)
     06-01-16             5.00             8,000,000            8,490,880

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 19
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
LOUISIANA (CONT.)
State of Louisiana
   Revenue Bonds
   Series 2005A (FGIC)
     05-01-19             5.25%      $     4,505,000      $     4,811,836
State of Louisiana
   Unlimited General Obligation Bonds
   Series 2004A (AMBAC)
     10-15-18             5.00             8,250,000            8,663,408
     10-15-19             5.00             3,000,000            3,135,300
Tobacco Settlement Financing Corporation
   Asset-backed Revenue Bonds
   Series 2001B
     05-15-30             5.50             5,980,000            6,199,107
     05-15-39             5.88            23,325,000           24,455,562
                                                          ---------------
Total                                                          55,756,093
-------------------------------------------------------------------------

MAINE (0.1%)
Maine State Housing Authority
   Revenue Bonds
   Series 2003A-2 A.M.T.
     11-15-32             5.00             3,000,000            3,025,500
-------------------------------------------------------------------------

MARYLAND (1.3%)
County of Baltimore
   Prerefunded Unlimited General Obligation Bonds
   Metropolitan District
   67th Issue Series 2001
     06-01-12             5.50             3,500,000            3,810,415
County of Baltimore
   Unlimited General Obligation Refunding Bonds
   Metropolitan District
   Series 2002
     09-01-14             5.25             3,215,000            3,458,633
COUNTY OF HOWARD
   Prerefunded Unlimited General Obligation Bonds
   Consolidated Public Improvement
   Series 2002A
     08-15-12             5.25             1,020,000            1,095,031
County of Howard
   Unrefunded Unlimited General Obligation Bonds
   Consolidated Public Improvement
   Series 2002A
     08-15-12             5.25             6,275,000            6,749,892

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
MARYLAND (CONT.)
County of Montgomery
   Unlimited General Obligation Bonds
   Consolidated Public Improvement
   Series 2002A
     02-01-11             5.00%      $     8,000,000      $     8,454,640
County of Montgomery
   Unlimited General Obligation Refunding Bonds
   Series 2002A
     11-01-10             5.00            10,775,000           11,366,116
State of Maryland
   Unlimited General Obligation Bonds
   State & Local Facilities Loan
   Capital Improvement
   Series 2002A
     03-01-17             5.50             5,000,000            5,625,950
Washington Suburban Sanitation District
   Unlimited General Obligation Bonds
   Water Supply
   Series 2001
     06-01-12             4.25             4,050,000            4,133,957
                                                          ---------------
Total                                                          44,694,634
-------------------------------------------------------------------------

MASSACHUSETTS (5.2%)
City of Boston
   Revenue Bonds
   Series 2004A
     11-01-22             5.00             4,435,000            4,632,801
City of Boston
   Unlimited General Obligation Bonds
   Series 2005A
     01-01-14             5.00             9,000,000            9,606,960
Commonwealth of Massachusetts
   Limited General Obligation Bonds
   Consolidation Loan
   Series 2001D (MBIA)
     11-01-13             6.00            15,000,000           16,936,649
Commonwealth of Massachusetts
   Limited General Obligation Bonds
   Consolidation Loan
   Series 2002A (FGIC)
     01-01-09             5.00            12,370,000           12,770,046
Commonwealth of Massachusetts
   Limited General Obligation Bonds
   Consolidation Loan
   Series 2002E
     01-01-09             5.50             5,000,000            5,212,500

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
20 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
MASSACHUSETTS (CONT.)
Commonwealth of Massachusetts
   Limited General Obligation Refunding Bonds
   Series 2004B
     08-01-22             5.25%      $     5,000,000      $     5,469,200
Commonwealth of Massachusetts
   Prerefunded Limited General Obligation Bonds
   Consolidated Loan
   Series 2002C
     11-01-30             5.25            10,000,000           10,764,200
Commonwealth of Massachusetts
   Special Obligation Refunding Bonds
   Federal Highway Grant Anticipation Notes
   Series 2003A (FSA)
     12-15-14             5.00             2,390,000            2,539,925
Commonwealth of Massachusetts
   Unlimited General Obligation Bonds
   Consolidated Loan
   Series 2005B
     08-01-14             5.00             4,250,000            4,521,745
Commonwealth of Massachusetts
   Unlimited General Obligation Refunding Bonds
   Series 2004A (FSA)
     08-01-20             5.25             4,950,000            5,433,417
Massachusetts Bay Transportation Authority
   Revenue Bonds
   Series 2005A
     07-01-30             5.00             1,000,000            1,057,820
     07-01-31             5.00             2,500,000            2,640,125
Massachusetts Bay Transportation Authority
   Special Assessment Bonds
   Series 2005A
     07-01-25             5.00             8,300,000            8,643,703
     07-01-26             5.00             8,300,000            8,624,862
Massachusetts Development Finance Agency
   Prerefunded Revenue Bonds
   Briarwood
   Series 2001B
     12-01-30             8.25             5,000,000            5,945,650
Massachusetts Development Finance Agency
   Revenue Bonds
   Smith College
   Series 2005
     07-01-35             5.00             4,000,000            4,075,840

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
MASSACHUSETTS (CONT.)
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Harvard University
   Series 2002FF
     07-15-37             5.13%      $     3,000,000      $     3,112,050
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Massachusetts Institute of Technology
   Series 2004M
     07-01-25             5.25             7,030,000            7,853,846
Massachusetts Housing Finance Agency
   Revenue Bonds
   Single Family
   Series 2006-122 A.M.T.
     12-01-31             4.85             4,390,000            4,367,084
Massachusetts Industrial Finance Agency
   Revenue Bonds
   Tufts University
   Series 1998H (MBIA)
     02-15-28             4.75             1,750,000            1,758,225
Massachusetts School Building Authority
   Revenue Bonds
   Series 2005A (FSA)
     08-15-22             5.00             6,400,000            6,697,280
     08-15-24             5.00             5,500,000            5,730,065
Massachusetts State Turnpike Authority
   Revenue Bonds
   Series 1997A (MBIA)
     01-01-17             5.13             4,000,000            4,109,760
Massachusetts State Water Pollution Abatement
   Refunding Revenue Bonds
   Pool Program
   Series 2004A
     08-01-16             5.25             5,000,000            5,451,750
Massachusetts Water Resources Authority
   Refunding Revenue Bonds
   Series 2005A (MBIA)
     08-01-22             5.00             7,500,000            7,892,925
Massachusetts Water Resources Authority
   Revenue Bonds
   Series 1992A
     07-15-19             6.50             3,500,000            4,129,300
Massachusetts Water Resources Authority
   Revenue Bonds
   Series 2004D (MBIA)
     08-01-27             4.75             9,000,000            9,119,340

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 21
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
MASSACHUSETTS (CONT.)
Massachusetts Water Resources Authority
   Revenue Bonds
   Series 2006A (AMBAC)
     08-01-31             5.00%      $     3,750,000      $     3,882,713
                                                          ---------------
Total                                                         172,979,781
-------------------------------------------------------------------------

MICHIGAN (3.5%)
Anchor Bay School District
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003
   (Qualified School Bond Loan Fund)
     05-01-29             5.00             2,500,000            2,573,125
Charter County of Wayne
   Revenue Bonds
   Detroit Metropolitan Wayne County Airport
   Series 1998B (MBIA)
     12-01-11             5.25             4,040,000            4,228,385
Detroit City School District
   Unlimited General Obligation Bonds
   School Building & Site Improvement
   Series 2003B (FGIC)
   (Qualified School Bond Loan Fund)
     05-01-33             5.00             3,500,000            3,579,800
Detroit
   Revenue Bonds
   Series 2003B (MBIA)
     07-01-32             5.25             5,000,000            5,234,100
Howell Public Schools
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003
   (Qualified School Bond Loan Fund)
     05-01-29             5.00             2,855,000            2,938,509
Kalamazoo City School District
   Unlimited General Obligation Bonds
   Building & Site
   Series 2001 (FSA)
     05-01-12             4.40             1,070,000            1,096,525
Michigan Municipal Bond Authority
   Refunding Revenue Bonds
   Clean Water State Revolving Fund
   Series 2005
     10-01-15             5.00             3,500,000            3,755,850

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
MICHIGAN (CONT.)
Michigan Municipal Bond Authority
   Revenue Bonds
   Clean Water Revolving Fund
   Series 2001
     10-01-09             5.00%      $     9,840,000      $    10,235,962
     10-01-10             5.00             5,195,000            5,457,971
Michigan Municipal Bond Authority
   Revenue Bonds
   Clean Water Revolving Fund
   Series 2002
     10-01-15             5.50             5,000,000            5,557,950
Michigan Municipal Bond Authority
   Revenue Bonds
   Clean Water State Revolving Fund
   Series 2001
     10-01-14             5.00             4,585,000            4,804,851
     10-01-20             5.00             1,990,000            2,068,963
Michigan Municipal Bond Authority
   Revenue Bonds
   School District City of Detroit
   Series 2005 (FSA)
     06-01-19             5.00             3,000,000            3,134,700
Michigan Public Power Agency
   Refunding Revenue Bonds
   Belle River Project
   Series 2002A (MBIA)
     01-01-13             5.25             3,780,000            4,059,644
     01-01-14             5.25             5,000,000            5,394,550
Michigan State Building Authority
   Refunding Revenue Bonds
   Facilities Program
   Series 2003 II (MBIA)
     10-15-29             5.00             4,500,000            4,636,575
Michigan State Building Authority
   Revenue Bonds
   State Police Communications System
   Series 2004 (MBIA)
     10-01-13             5.38             4,500,000            4,883,175
Michigan State Hospital Finance Authority
   Refunding Revenue Bonds
   Sparrow Obligated Group
   Series 2005 (MBIA)
     11-15-36             5.00             3,500,000            3,583,580

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
22 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
MICHIGAN (CONT.)
Saginaw Hospital Finance Authority
   Refunding Revenue Bonds
   Covenant Medical Center
   Series 2004G
     07-01-22             5.13%      $     8,000,000      $     8,220,480
State of Michigan
   Certificate of Participation
   Series 2004A (MBIA)
     09-01-31             4.25             9,250,000            9,357,855
Summit Academy North
   Prerefunded Certificate of Participation
   Series 2001
     07-01-30             7.38             4,140,000            4,696,706
Summit Academy North
   Prerefunded Certificate of Participation
   Series 2001B
     07-01-30             8.75             1,020,000            1,207,517
Summit Academy
   Prerefunded Certificate of Participation
   Full Term
   Series 1998
     09-01-18             7.00             1,720,000            1,830,734
Troy City School District
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2006 (MBIA)
   (Qualified School Board Loan Fund)
     05-01-24             5.00             5,000,000            5,210,000
Waverly Community School
   Prerefunded Unlimited General Obligation Bonds
   Series 2000 (FGIC)
     05-01-17             5.25             1,500,000            1,584,885
Western Michigan University
   Refunding Revenue Bonds
   Series 2003 (MBIA)
     11-15-16             5.00             2,930,000            3,086,110
     11-15-17             5.00             3,020,000            3,173,023
                                                          ---------------
Total                                                         115,591,525
-------------------------------------------------------------------------

MINNESOTA (4.6%)
City of Maple Grove
   Revenue Bonds
   North Memorial Health Care
   Series 2005
     09-01-29             5.00             3,000,000            3,035,190

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF               COUPON         PRINCIPAL                   VALUE(a)
ISSUER AND             RATE           AMOUNT
TITLE OF
ISSUE(d,e)
MINNESOTA (CONT.)
Edina Independent School District #273
   Unlimited General Obligation Bonds
   Series 2004
     02-01-22             4.25%      $     2,700,000      $     2,618,703
     02-01-23             4.50             3,000,000            3,018,720
     02-01-24             4.50             2,000,000            2,021,680
Minneapolis Special School District #1
   Unlimited General Obligation Refunding Bonds
   Series 2005A (FSA)
   (School District Credit Enhancement Program)
     02-01-15             5.00             5,965,000            6,330,476
Minneapolis-St. Paul Metropolitan Airports Commission
   Refunding Revenue Bonds
   Sub Series 2005C (FGIC)
     01-01-25             5.00             5,585,000            5,789,634
Minneapolis-St. Paul Metropolitan Airports Commission
   Revenue Bonds
   Series 1999B (FGIC) A.M.T.
     01-01-11             5.50             3,000,000            3,141,960
     01-01-16             5.63             5,000,000            5,232,950
Minneapolis-St. Paul Metropolitan Airports Commission
   Subordinated Revenue Bonds
   Series 2005A (AMBAC)
     01-01-29             5.00             2,000,000            2,063,220
Minnesota Housing Finance Agency
   Revenue Bonds
   Residential Housing Finance
   Series 2006B A.M.T.
     07-01-37             4.90             7,645,000            7,548,520
Minnesota Public Facilities Authority
   Revenue Bonds
   Series 2005C
     03-01-25             5.00             5,000,000            5,211,700
Minnesota State Municipal Power Agency
   Revenue Bonds
   Series 2004A
     10-01-29             5.13             2,000,000            2,053,700
Shakopee
   Revenue Bonds
   St. Francis Regional Medical Center
   Series 2004
     09-01-25             5.10             5,000,000            5,093,900

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 23
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
MINNESOTA (CONT.)
Southern Minnesota Municipal Power Agency
   Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 1994A (MBIA)
     01-01-22             6.73%      $    17,500,000(m)   $     8,360,800
     01-01-23             6.80            26,500,000(m)        12,015,630
     01-01-25             6.75            17,500,000(m)         7,147,525
     01-01-26             6.75            17,500,000(m)         6,785,100
Southern Minnesota Municipal Power Agency
   Revenue Bonds
   Series 2002A (AMBAC)
     01-01-17             5.25            15,000,000           16,319,549
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Healtheast Project
   Series 2005
     11-15-25             6.00             1,250,000            1,345,875
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Lyngblomsten Care Center Housing Project
   Series 1993
     11-01-06             7.13               465,000              468,041
     11-01-17             7.13             2,070,000            2,078,715
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Rental - Lyngblomsten Housing Project
   Series 1993
     11-01-24             7.00             2,390,000            2,399,082
St. Paul Port Authority
   Revenue Bonds
   Office Building at Cedar Street
   Series 2003
     12-01-23             5.00             2,540,000            2,619,985
     12-01-27             5.13             5,465,000            5,666,003
State of Minnesota
   Unlimited General Obligation Bonds
   Series 2000
     11-01-14             5.50            10,000,000           10,666,600
State of Minnesota
   Unlimited General Obligation Bonds
   Series 2001
     10-01-14             5.00             3,940,000            4,154,021

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
MINNESOTA (CONT.)
State of Minnesota
   Unlimited General Obligation Bonds
   Series 2003
     08-01-12             5.00%      $     6,000,000      $     6,398,340
State of Minnesota
   Unlimited General Obligation Bonds
   Series 2004
     11-01-24             5.00             5,655,000            5,915,300
State of Minnesota
   Unlimited General Obligation Bonds
   Series 2005
     10-01-19             5.00             5,500,000            5,836,215
Todd Morrison Cass & Wadena Counties
   United Hospital District
   Unlimited General Obligation Bonds
   Health Care Facilities-Lakewood
   Series 2004
     12-01-34             5.00             4,275,000            4,295,520
                                                          ---------------
Total                                                         155,632,654
-------------------------------------------------------------------------

MISSISSIPPI (0.7%)
Harrison County Wastewater Management District
   Refunding Revenue Bonds
   Wastewater Treatment Facility
   Series 1986 Escrowed to Maturity
     02-01-15             5.00             4,250,000            4,522,808
State of Mississippi
   Unlimited General Obligation Refunding Bonds
   Series 2001
     09-01-12             5.50            10,000,000           10,866,299
State of Mississippi
   Unlimited General Obligation Refunding Bonds
   Series 2002D
     07-01-16             5.50             7,570,000            8,371,209
                                                          ---------------
Total                                                          23,760,316
-------------------------------------------------------------------------

MISSOURI (0.2%)
CITY OF ST. LOUIS
   Refunding Revenue Bonds
   Lambert-St. Louis International
   Series 2003A (FSA)
     07-01-11             5.25             4,150,000            4,409,375

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
24 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
MISSOURI (CONT.)
Missouri Housing Development Commission
   Revenue Bonds
   Drivers
   Series 2001 Inverse Floater
   (GNMA/FNMA) A.M.T.
     09-01-33             6.87%        $   1,005,000(g)   $     1,052,446
Missouri Joint Municipal Electric Utility Commission
   Revenue Bonds
   Plum Point Project
   Series 2006 (MBIA)
     01-01-20             5.00             1,500,000            1,579,230
                                                          ---------------
Total                                                           7,041,051
-------------------------------------------------------------------------

NEBRASKA (0.1%)
Nebraska Public Power District
   Unrefunded Revenue Bonds
   Series 1998A (MBIA)
     01-01-14             5.25               725,000              747,823
Omaha Public Power District
   Revenue Bonds
   Series 1986A Escrowed to Maturity
     02-01-15             6.00             1,370,000            1,533,729
                                                          ---------------
Total                                                           2,281,552
-------------------------------------------------------------------------

NEVADA (0.7%)
Clark County Improvement District
   Special Assessment Bonds
   Southern Highlands Area
   Series 1999
     12-01-19             7.50             4,775,000            5,432,613
County of Clark
   Revenue Bonds
   Southwest Gas Corporation Project
   Series 2005A (AMBAC) A.M.T.
     10-01-35             4.85             5,000,000            4,900,000
Director of the State of Nevada
   Department of Business & Industry
   Revenue Bonds
   Capital Appreciation
   Las Vegas Monorail
   Zero Coupon
   Series 2000 (AMBAC)
     01-01-19             5.75             5,105,000(m)         2,784,471
     01-01-23             5.93             5,000,000(m)         2,202,050

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
NEVADA (CONT.)
Henderson Local Improvement Districts
   Special Assessment Bonds
   Series 2006
     09-01-35             5.30%      $     4,350,000      $     4,332,905
Henderson
   Prerefunded Revenue Bonds
   Catholic HealthCare West
   Series 1998A
     07-01-26             5.38             1,130,000            1,177,404
Henderson
   Unrefunded Revenue Bonds
   Catholic HealthCare West
   Series 1998A
     07-01-26             5.38             3,870,000            3,909,938
                                                          ---------------
Total                                                          24,739,381
-------------------------------------------------------------------------

NEW JERSEY (2.7%)
New Jersey Economic Development Authority
   Prerefunded Revenue Bonds
   School Facilities & Construction
   Series 2003F
     06-15-26             5.00             5,000,000            5,322,550
New Jersey Economic Development Authority
   Revenue Bonds
   Cigarette Tax
   Series 2004 (FGIC)
     06-15-11             5.00             6,000,000            6,309,840
New Jersey State Educational Facilities Authority
   Revenue Bonds
   Higher Education Capital Improvements
   Series 2000B
     09-01-20             5.00             5,000,000            5,124,250
New Jersey State Turnpike Authority
   Prerefunded Revenue Bonds
   Series 2000A Escrowed to Maturity (MBIA)
     01-01-11             6.00             3,215,000            3,520,489
New Jersey State Turnpike Authority
   Revenue Bonds
   Series 2000R Inverse Floater (MBIA)
     01-01-13             8.20             4,330,000(g)         5,898,846
New Jersey State Turnpike Authority
   Unrefunded Revenue Bonds
   Series 2000A (MBIA)
     01-01-11             6.00             7,785,000            8,517,880


                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 25
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
NEW JERSEY (CONT.)
New Jersey Transportation Trust Fund Authority
   Prerefunded Revenue Bonds
   Transportation System
   Series 2003C
     06-15-24             5.50%      $     6,000,000      $     6,588,960
New Jersey Transportation Trust Fund Authority
   Revenue Bonds
   Transportation System
   Series 2001C (FSA)
     12-15-12             5.75            10,000,000           11,063,100
New Jersey Transportation Trust Fund Authority
   Revenue Bonds
   Transportation System
   Series 2006A
     12-15-20             5.25            11,500,000(b)        12,374,115
Tobacco Settlement Financing Corporation
   Asset-backed Revenue Bonds
   Series 2002
     06-01-32             5.75             2,400,000            2,487,888
     06-01-37             6.00            12,770,000           13,374,276
     06-01-42             6.13             8,000,000            8,429,680
University of Medicine & Dentistry of New Jersey
   Revenue Bonds
   Series 2002A (AMBAC)
     12-01-12             5.25             1,705,000            1,839,883
                                                          ---------------
Total                                                          90,851,757
-------------------------------------------------------------------------

NEW MEXICO (0.2%)
New Mexico State Transportation Commission
   Unrefunded Revenue Bonds
   Sr Sub Lien
   Series 2001A
     06-15-10             5.00             4,885,000            5,118,698
-------------------------------------------------------------------------

NEW YORK (13.0%)
City of New York
   Unlimited General Obligation Bonds
   Series 2000 Inverse Floater (FGIC)
     05-15-14             7.88             1,790,000(g)         2,269,971
     05-15-15             7.88             1,890,000(g)         2,362,046
     05-15-16             7.88             1,175,000(g)         1,490,347
City of New York
   Unlimited General Obligation Bonds
   Series 2001G (FSA)
     08-01-11             5.25             5,000,000            5,343,550

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
NEW YORK (CONT.)
City of New York
   Unlimited General Obligation Bonds
   Series 2002E
     08-01-16             5.75%      $     8,210,000      $     8,930,592
City of New York
   Unlimited General Obligation Bonds
   Series 2002E (MBIA)
     08-01-15             5.63             2,000,000            2,175,660
City of New York
   Unlimited General Obligation Bonds
   Series 2003D
     10-15-20             5.25             6,520,000            6,860,735
City of New York
   Unlimited General Obligation Bonds
   Series 2003I
     03-01-27             5.38             8,000,000            8,459,600
City of New York
   Unlimited General Obligation Bonds
   Series 2003J
     06-01-19             5.50            27,500,000           29,439,574
     06-01-28             5.25            10,050,000           10,497,627
City of New York
   Unlimited General Obligation Bonds
   Series 2004D
     11-01-34             5.00             3,000,000            3,053,430
City of New York
   Unlimited General Obligation Bonds
   Series 2004E (FSA)
     11-01-22             5.00             6,000,000            6,250,440
City of New York
   Unlimited General Obligation Bonds
   Sub Series 2004C-1
     08-15-21             5.00             3,000,000            3,093,360
Liberty Development Corporation
   Revenue Bonds
   Goldman Sachs Headquarters
   Series 2005
     10-01-35             5.25            11,750,000           12,712,913
Metropolitan Transportation Authority
   Refunding Revenue Bonds
   Series 2002A
     01-01-16             5.75             5,000,000            5,584,600
     11-15-32             5.75             5,855,000            6,352,265

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
26 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
NEW YORK (CONT.)
Metropolitan Transportation Authority
   Refunding Revenue Bonds
   Series 2002A (AMBAC)
     11-15-19             5.50%      $     4,000,000      $     4,326,000
Metropolitan Transportation Authority
   Revenue Bonds
   Series 2002A (FSA)
     11-15-26             5.50             4,250,000            4,588,853
Metropolitan Transportation Authority
   Revenue Bonds
   Series 2002B (MBIA)
     01-01-13             5.50            10,160,000           11,106,506
     07-01-13             5.50             2,750,000            3,017,795
Metropolitan Transportation Authority
   Revenue Bonds
   Series 2005F
     11-15-35             5.00             3,750,000            3,817,725
Nassau County Tobacco Settlement Corporation
   Asset-backed Revenue Bonds
   Series 2006A-3
     06-01-35             5.00             7,000,000            6,792,940
     06-01-46             5.13             9,000,000            8,713,710
New York City Health & Hospital Corporation
   Revenue Bonds
   Health Systems
   Series 2002A (FSA)
     02-15-15             5.50             5,255,000            5,630,417
New York City Housing Development Corporation
   Revenue Bonds
   Capital Funding Program
   New York City Housing Authority Program
   Series 2005A (FGIC)
     07-01-25             5.00            10,800,000           11,181,996
New York City Industrial Development Agency
   Revenue Bonds
   Terminal One Group Association Project
   Series 2005 A.M.T.
     01-01-21             5.50             6,940,000            7,298,173
     01-01-24             5.50             4,500,000            4,700,655
New York City Municipal Water Finance Authority
   Revenue Bonds
   Series 2002A
     06-15-29             5.00             4,000,000            4,108,760

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON            PRINCIPAL             VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(d,e)
NEW YORK (CONT.)
New York City Municipal Water Finance Authority
   Revenue Bonds
   Series 2003E
     06-15-34             5.00%      $     5,000,000      $     5,106,800
New York City Municipal Water Finance Authority
   Revenue Bonds
   Series 2004A
     06-15-39             5.00             9,000,000            9,190,800
New York City Transitional Finance Authority
   Prerefunded Revenue Bonds
   Future Tax
   Series 1999C
     05-01-25             5.50               375,000              397,429
New York City Transitional Finance Authority
   Revenue Bonds
   Future Tax Secured
   Series 2001B
     02-01-11             5.50             5,000,000            5,376,950
New York City Transitional Finance Authority
   Revenue Bonds
   Future Tax Secured
   Series 2003D
     02-01-23             5.00             5,000,000            5,177,000
     02-01-31             5.00             4,000,000            4,099,800
New York City Transitional Finance Authority
   Revenue Bonds
   Future Tax Secured
   Series 2003E (MBIA)
     02-01-20             5.25             5,000,000            5,298,800
New York City Transitional Finance Authority
   Revenue Bonds
   Future Tax Secured
   Series 2004C
     02-01-33             5.00             4,255,000            4,369,034
New York Mortgage Agency
   Revenue Bonds
   Series 2002 Inverse Floater A.M.T.
     04-01-32             6.55             5,565,000(g)         5,903,742
New York Power Authority
   Revenue Bonds
   Series 2000A
     11-15-30             5.25             1,615,000            1,689,726

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 27
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
NEW YORK (CONT.)
New York State Dormitory Authority
   Revenue Bonds
   Consolidated City University System
   2nd General Resolution
   Series 1993A
     07-01-18             5.75%      $     5,500,000      $     6,154,335
New York State Dormitory Authority
   Revenue Bonds
   Consolidated City University System
   Series 1990D Escrowed to Maturity
     07-01-09             7.00             2,725,000            2,854,192
New York State Dormitory Authority
   Revenue Bonds
   Education
   Series 2005F
     03-15-23             5.00             4,935,000            5,137,384
New York State Dormitory Authority
   Revenue Bonds
   Hospital
   Series 2004A (FHA/FSA)
     08-15-13             5.25             4,915,000            5,292,325
New York State Dormitory Authority
   Revenue Bonds
   Mental Health Services Facilities Improvement
   Series 2005E (FGIC)
     02-15-22             5.00             4,365,000            4,539,425
New York State Dormitory Authority
   Revenue Bonds
   State University Educational Facilities
   Series 1993A
     05-15-13             5.50            24,530,000           26,451,679
New York State Energy Research & Development Authority
   Revenue Bonds
   New York State Electric & Gas
   Series 1985 (MBIA)
     03-15-15             4.10            13,600,000           13,589,391
New York State Energy Research & Development Authority
   Revenue Bonds
   Residual Certificates
   Series 2000 Inverse Floater (MBIA)
     01-01-21             6.93             7,520,000(g)         8,001,205
New York State Environmental Facilities Corporation
   Revenue Bonds
   New York City Municipal Water Financing Project
   Series 2004
     06-15-26             5.00             4,000,000            4,166,280

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
NEW YORK (CONT.)
New York State Environmental Facilities Corporation
   Revenue Bonds
   Revolving Funds
   New York City Municipal Water Project
   Series 2002B
     06-15-31             5.00%      $     9,000,000      $     9,254,250
New York State Environmental Facilities Corporation
   Revenue Bonds
   Revolving Funds
   New York City Municipal Water Project
   Series 2002K
     06-15-28             5.00             9,000,000            9,292,680
New York State Environmental Facilities Corporation
   Revenue Bonds
   Revolving Funds
   Series 2003
     06-15-32             5.00             3,500,000            3,606,505
New York State Housing Finance Agency
   Refunding Revenue Bonds
   State University Construction
   Series 1986A Escrowed to Maturity
     05-01-13             6.50             3,500,000            3,959,725
New York State Thruway Authority
   Revenue Bonds
   Local Highway & Bridge
   Series 2002
     04-01-15             5.50             5,000,000            5,388,500
New York State Thruway Authority
   Revenue Bonds
   Series 2001A (FGIC)
     04-01-11             5.50             7,500,000            8,080,500
New York State Thruway Authority
   Revenue Bonds
   Series 2004A (AMBAC)
     03-15-12             5.25             2,595,000            2,792,583
New York State Thruway Authority
   Revenue Bonds
   Series 2005G (FSA)
     01-01-24             5.00             4,000,000            4,186,960
     01-01-28             5.00             3,500,000            3,634,330
New York State Urban Development Corporation
   Refunding Revenue Bonds
   Service Contract
   Series 2005 (FSA)
     01-01-17             5.00             9,000,000            9,545,220

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
28 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
NEW YORK (CONT.)
Port Authority of New York & New Jersey
   Revenue Bonds
   Consolidated 134th
   Series 2004
     07-15-34             5.00%      $     7,000,000      $     7,193,270
Port Authority of New York & New Jersey
   Revenue Bonds
   Consolidated 143rd
   Series 2006 FSA A.M.T.
     10-01-21             5.00             9,000,000            9,331,830
Port Authority of New York & New Jersey
   Revenue Bonds
   Series 2000 Inverse Floater (MBIA) A.M.T.
     10-15-21             7.47             3,505,000(g)         3,846,843
Sales Tax Asset Receivables Corporation
   Revenue Bonds
   Series 2004A (MBIA)
     10-15-23             5.00             4,550,000            4,758,436
Suffolk County Industrial Development Agency
   Prerefunded Revenue Bonds
   1st Mortgage Jeffersons Ferry
   Series 1999A
     11-01-28             7.25             1,250,000            1,411,050
Tobacco Settlement Financing Authority
   Asset-backed Revenue Bonds
   Series 2003A-1
     06-01-16             5.50             2,500,000            2,641,700
     06-01-19             5.50             5,000,000            5,390,150
Tobacco Settlement Financing Authority
   Revenue Bonds
   Series 2003B-1C
     06-01-14             5.50             9,500,000            9,919,425
     06-01-15             5.50             4,525,000            4,783,197
Triborough Bridge & Tunnel Authority
   Refunding Revenue Bonds
   Series 2002B
     11-15-29             5.13             5,415,000            5,654,668
TSASC
   Revenue Bonds
   1st Series 2006
     06-01-34             5.00             7,500,000            7,303,050
Westchester Tobacco Asset Securitization
   Revenue Bonds
   Series 2005
     06-01-26             5.00             2,750,000            2,698,795
                                                          ---------------
Total                                                         437,630,204
-------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON        PRINCIPAL                 VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
NORTH CAROLINA (3.4%)
City of Charlotte
   Revenue Bonds
   Series 2002A
     07-01-14             5.50%      $     5,695,000      $     6,291,608
     07-01-15             5.50             5,155,000            5,725,916
Mecklenburg County
   Unlimited General Obligation Bonds
   Public Improvement
   Series 2001D
     02-01-12             4.00             3,600,000            3,645,324
     02-01-14             4.10             3,600,000            3,642,336
North Carolina Eastern Municipal Power Agency
   Prerefunded Revenue Bonds
   Series 1986A Escrowed to Maturity
     01-01-17             5.00             6,220,000            6,664,730
North Carolina Eastern Municipal Power Agency
   Prerefunded Revenue Bonds
   Series 1988A
     01-01-26             6.00             1,940,000            2,323,790
North Carolina Eastern Municipal Power Agency
   Prerefunded Revenue Bonds
   Series 1989A
     01-01-10             7.50            15,125,000           17,041,943
North Carolina Eastern Municipal Power Agency
   Refunding Revenue Bonds
   Series 1993B
     01-01-07             7.25             5,000,000            5,087,400
     01-01-09             6.13            10,000,000           10,496,700
North Carolina Eastern Municipal Power Agency
   Refunding Revenue Bonds
   Series 2003A
     01-01-11             5.50            15,000,000           15,879,750
North Carolina Eastern Municipal Power Agency
   Revenue Bonds
   Residual Certificates
   Series 2000 Inverse Floater (MBIA)
     01-01-13             7.32             3,330,000(g)         3,638,891
North Carolina Eastern Municipal Power Agency
   Unrefunded Revenue Bonds
   Series 1989A
     01-01-10             7.50            14,035,000           15,585,446
North Carolina Housing Finance Agency
   Revenue Bonds
   Series 2002 Inverse Floater A.M.T.
     01-01-34             6.44             2,875,000(g)         2,936,065

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 29
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
NORTH CAROLINA (CONT.)
North Carolina Municipal Power Agency #1 Catawba
   Revenue Bonds
   Series 2003A
     01-01-12             5.50%      $     6,500,000      $     6,912,425
Raleigh Durham Airport Authority
   Revenue Bonds
   Series 2001A (FGIC)
     11-01-11             5.00             1,900,000            2,002,809
State of North Carolina
   Prerefunded Unlimited General Obligation Bonds
   Public Improvement
   Series 1999A
     03-01-15             5.25             5,000,000            5,288,900
                                                          ---------------
Total                                                         113,164,033
-------------------------------------------------------------------------

OHIO (4.1%)
Canal Winchester Local School District
   Unlimited General Obligation Bonds
   Series 2005 (MBIA)
     12-01-25             5.00             4,000,000            4,167,520
Cincinnati City School District
   Unlimited General Obligation Bonds
   Classroom Facilities Construction & Improvement
   Series 2003 (FSA)
     12-01-31             5.00             6,500,000            6,683,820
City of Cleveland
   Refunding Revenue Bonds
   Series 2001J (FSA)
     01-01-12             5.38             1,000,000            1,078,400
City of Columbus
   Prerefunded Unlimited General Obligation Bonds
   Series 1999-2
     06-15-15             5.75             2,000,000            2,170,920
Columbus City School District
   Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2004 (FSA)
     12-01-29             5.25             3,500,000            3,701,215
County of Coshocton
   Refunding Revenue Bonds
   Smurfit-Stone Container
   Series 2005
     08-01-13             5.13             3,000,000            2,880,120

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
OHIO (CONT.)
County of Cuyahoga
   Refunding Revenue Bonds
   Series 2003A
     01-01-21             6.00%      $     6,000,000      $     6,577,800
County of Cuyahoga
   Revenue Bonds
   Canton Incorporated Project
   Series 2000
     01-01-30             7.50             2,000,000            2,197,640
County of Erie
   Revenue Bonds
   Firelands Regional Medical Center
   Series 2002A
     08-15-32             5.63             1,000,000            1,044,050
County of Montgomery
   Revenue Bonds
   Catholic Health Initiatives
   Series 2004A
     05-01-30             5.00             9,000,000            9,188,099
     05-01-32             5.00             3,250,000            3,315,780
Dayton City School District
   Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2003A (FGIC)
     12-01-27             5.00             2,765,000            2,852,125
     12-01-31             5.00             5,000,000            5,136,400
Dayton City School District
   Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2003D (FGIC)
     12-01-17             5.00             4,000,000            4,194,520
Franklin County
   Refunding Revenue Bonds
   OhioHealth Corporation
   Series 2003C
     05-15-22             5.25             5,170,000            5,436,669
     05-15-24             5.25             2,625,000            2,744,411
Franklin County
   Refunding Revenue Bonds
   Trinity Health Credit
   Series 2005A
     06-01-20             5.00             3,750,000            3,870,563

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
30 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
OHIO (CONT.)
Hamilton County Convention Facilities Authority
   Revenue Bonds
   First Lien
   Series 2004 (FGIC)
     12-01-28             5.00%      $     3,000,000      $     3,101,760
     12-01-33             5.00             1,500,000            1,538,715
Licking Heights Local School District
   Unlimited General Obligation Bonds
   Series 2004 (FGIC)
     12-01-28             5.00             4,960,000            5,108,056
Ohio Housing Finance Agency
   Revenue Bonds
   Residential Mortgage-backed Securities
   Series 2006A (GNMA) A.M.T.
     09-01-26             4.75             4,500,000            4,470,750
     09-01-36             4.90             4,500,000            4,490,505
Ohio Housing Finance Agency
   Revenue Bonds
   Residential Mortgage-backed Securities
   Series 2006E (GNMA/FNMA) A.M.T.
     09-01-36             5.00             2,635,000            2,624,618
Ohio Municipal Electric Generation Agency
   Refunding Revenue Bonds
   Joint Venture 5
   Series 2004 (AMBAC)
     02-15-24             4.75             7,230,000            7,350,741
Ohio State Building Authority
   State Facilities Revenue Bonds
   Adult Correctional Building Fund Projects
   Series 2005A (FSA)
     04-01-22             5.00             4,250,000            4,434,535
Ohio State University
   Revenue Bonds
   Series 2002A
     12-01-12             5.25               750,000              808,890
Ohio University
   Revenue Bonds
   Sub Series 2006B (FSA)
     12-01-31             5.00             1,000,000            1,038,040
Port of Greater Cincinnati Development Authority
   Revenue Bonds
   Sisters of Mercy
   Series 2006
     10-01-25             5.00               500,000              507,625

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
OHIO (CONT.)
State of Ohio
   Unlimited General Obligation Bonds
   Common Schools Capital Facilities
   Series 2001B
     09-15-11             5.25%      $     6,545,000      $     7,001,056
     09-15-20             5.00             3,780,000            3,937,928
State of Ohio
   Unlimited General Obligation Bonds
   Conservation Projects
   Series 2005A
     03-01-20             5.00             3,250,000            3,387,443
State of Ohio
   Unlimited General Obligation Bonds
   Higher Education
   Series 2005B
     05-01-23             5.00             6,375,000            6,644,535
State of Ohio
   Unlimited General Obligation Bonds
   Highway Capital Improvements
   Series 2002G
     05-01-12             5.25             6,855,000            7,364,875
State of Ohio
   Unlimited General Obligation Bonds
   Infrastructure Improvement
   Series 2005A
     09-01-21             5.00             4,500,000            4,707,135
                                                          ---------------
Total                                                         135,757,259
-------------------------------------------------------------------------

OKLAHOMA (0.1%)
Oklahoma Municipal Power Authority
   Revenue Bonds
   Series 2001A (FSA)
     01-01-12             5.00             1,185,000            1,247,188
     01-01-13             5.00             1,020,000            1,066,543
                                                          ---------------
Total                                                           2,313,731
-------------------------------------------------------------------------

OREGON (0.5%)
Clackamus Community College District
   Unlimited General Obligation Bonds
   Series 2001 (FGIC)
     06-15-11             5.00             2,250,000            2,378,813
     06-15-12             5.25             1,000,000            1,068,140
Port of Portland
   Refunding Revenue Bonds
   Portland International Airport
   Series 2001D (FGIC) A.M.T.
     07-01-11             5.25             3,335,000            3,504,251

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 31
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
OREGON (CONT.)
Salem-Keizer School District #24J
   Prerefunded Unlimited General Obligation Bonds
   Series 1999
     06-01-19             5.00%      $     3,500,000      $     3,631,635
Umatilla County Hospital Facility Authority
   Revenue Bonds
   Catholic Health Initiatives
   Series 2004A
     05-01-32             5.00             2,255,000            2,293,177
Washington Multnomah & Yamhill Counties
   Ore School District #1J
   Unlimited General Obligation Bonds
   Series 2001 (MBIA)
     06-01-11             5.00             2,995,000            3,165,296
                                                          ---------------
Total                                                          16,041,312
-------------------------------------------------------------------------

PENNSYLVANIA (1.0%)
Commonwealth of Pennsylvania
   Unlimited General Obligation Refunding Bonds
   Series 2002
     02-01-12             5.50             5,970,000            6,466,047
County of Allegheny
   Unlimited General Obligation Refunding Bonds
   Series 2003C (FSA)
     10-01-09             5.00             3,990,000            4,144,214
Delaware River Port Authority
   Refunding Revenue Bonds
   Port District Project
   Series 2001A (FSA)
     01-01-12             5.25             3,130,000            3,364,030
Garnet Valley School District
   Prerefunded Unlimited General Obligation Bonds
   Series 2001A (FGIC)
     02-15-25             5.00             2,000,000            2,114,960
Montgomery County Industrial Development Authority
   Revenue Bonds
   Acts Retirement - Life Communities
   Series 1998
     11-15-28             5.25             7,500,000            7,517,400
Pennsylvania State University
   Refunding Revenue Bonds
   Series 2002
     08-15-16             5.25             1,000,000            1,093,230

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
PENNSYLVANIA (CONT.)
Philadelphia Authority for Industrial Development
   Revenue Bonds
   Series 2001B (FSA)
     10-01-13             5.50%      $     7,925,000      $     8,518,028
                                                          ---------------
Total                                                          33,217,909
-------------------------------------------------------------------------

PUERTO RICO (2.8%)(c)
Commonwealth of Puerto Rico
   Unlimited General Obligation Bonds
   Public Improvement
   Series 2001 (FSA)
     07-01-16             5.50             2,140,000            2,372,062
Commonwealth of Puerto Rico
   Unlimited General Obligation Bonds
   Public Improvement
   Series 2001A (FGIC)
     07-01-29             5.50             2,625,000            2,966,696
Commonwealth of Puerto Rico
   Unlimited General Obligation Bonds
   Public Improvement
   Series 2003A
     07-01-21             5.25             3,625,000            3,732,663
     07-01-24             5.25             1,000,000            1,023,670
Commonwealth of Puerto Rico
   Unlimited General Obligation Bonds
   Public Improvement
   Series 2004A
     07-01-24             5.00             8,000,000            8,079,040
     07-01-34             5.00             8,000,000            8,004,960
Commonwealth of Puerto Rico
   Unlimited General Obligation Bonds
   Series 1998 (MBIA)
     07-01-23             4.88             5,000,000            5,163,400
Commonwealth of Puerto Rico
   Unlimited General Obligation Refunding Bonds
   Series 2004A
     07-01-30             5.00             6,000,000            6,218,940
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 1998DD (FSA)
     07-01-13             5.13             5,000,000            5,222,500
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 1996Y
     07-01-13             6.25             1,000,000            1,115,210
     07-01-36             5.50             5,000,000            5,280,850

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
32 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
PUERTO RICO (CONT.)
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 2005K
     07-01-19             5.00%      $     2,500,000      $     2,556,650
     07-01-20             5.00            11,130,000           11,349,150
Puerto Rico Housing Finance Corporation
   Revenue Bonds
   Drivers
   Series 2001 Inverse Floater A.M.T.
     12-01-28             6.33             3,010,000(g)         3,092,534
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2004J (AMBAC)
     07-01-36             5.00            11,650,000           12,317,195
Puerto Rico Public Buildings Authority
   Revenue Bonds
   Government Facilities
   Series 2004I
     07-01-33             5.25             8,500,000            8,707,400
Puerto Rico Public Buildings Authority
   Revenue Bonds
   Residual Certificates
   Series 2000 Inverse Floater (FSA)
     07-01-21             6.30             3,120,000(g)         3,413,592
Puerto Rico Public Finance Corporation
   Revenue Bonds
   Commonwealth Appropriation
   Series 2004A (MBIA)
     08-01-29             5.25             3,000,000            3,197,340
                                                          ---------------
Total                                                          93,813,852
-------------------------------------------------------------------------

RHODE ISLAND (0.1%)
Rhode Island Housing & Mortgage Finance Corporation
   Revenue Bonds
   Homeownership Opportunity
   Series 2006A
     10-01-26             4.65             2,000,000            1,971,420
     04-01-33             4.85             2,000,000            1,970,340
                                                          ---------------
Total                                                           3,941,760
-------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
SOUTH CAROLINA (1.4%)
Charleston Educational Excellence Finance Corporation
   Revenue Bonds
   Charleston County School District
   Series 2005
     12-01-22             5.25%      $     3,250,000      $     3,433,983
     12-01-30             5.25             5,500,000            5,729,405
Cherokee County
   Revenue Bonds
   Spring City Knitting Company Project
   Series 1979
     09-01-09             7.40             4,160,000            4,383,475
Lexington County
   Revenue Bonds
   Series 2004
     05-01-32             5.50             4,685,000            4,914,097
Richland County School District #2
   Unlimited General Obligation Bonds
   Series 2002B (FGIC)
     02-01-09             5.00             3,000,000            3,099,180
South Carolina Transportation Infrastructure Bank
   Revenue Bonds
   Junior Lien
   Series 2001B (AMBAC)
     10-01-31             5.25            10,000,000           10,437,399
State of South Carolina
   Unlimited General Obligation Bonds
   State Highway
   Series 2001B
     04-01-12             4.50             6,000,000            6,207,720
State of South Carolina
   Unlimited General Obligation Bonds
   State School Facilities
   Series 2001A
     01-01-10             5.00             2,000,000            2,088,240
Tobacco Settlement Revenue Management Authority
   Revenue Bonds
   Series 2001B
     05-15-22             6.00             5,035,000            5,266,258
                                                          ---------------
Total                                                          45,559,757
-------------------------------------------------------------------------

SOUTH DAKOTA (0.3%)
South Dakota Lease Revenue
   Trust Certificates
   Series 1993A
     09-01-17             6.70             7,260,000            8,770,516
-------------------------------------------------------------------------

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 33
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
TENNESSEE (0.2%)
Shelby County Health Educational & Housing Facilities Board
   Revenue Bonds
   St. Jude's Childrens Research
     07-01-29             5.38%      $     5,000,000      $     5,161,950
-------------------------------------------------------------------------

TEXAS (4.6%)
Aldine Independent School District
   Unlimited General Obligation Refunding Bonds
   Series 2001
   (Permanent School Fund Guarantee)
     02-15-11             5.00             2,000,000            2,103,940
City of Austin
   Refunding Revenue Bonds
   Series 2002 (FSA)
     11-15-14             5.50             3,485,000            3,830,189
City of Corpus Christi
   Limited General Obligation
   Refunding & Improvement Bonds
   Series 2001 (FSA)
     03-01-11             5.00             3,690,000            3,883,430
     03-01-12             5.00             3,400,000            3,566,192
City of Houston
   Prerefunded Revenue Bonds
   Junior Lien
   Series 2002B (AMBAC)
     12-01-15             5.75             5,000,000            5,513,750
City of Houston
   Revenue Bonds
   Series 2000 Inverse Floater (FSA) A.M.T.
     07-01-18             6.79             4,350,000(g)         4,968,570
     07-01-19             6.80             2,660,000(g)         3,027,107
City of San Antonio
   Refunding Revenue Bonds
   Series 2003
     02-01-09             5.25            10,000,000           10,377,800
City of The Colony
   Unlimited General Obligation Bonds
   Series 1980 Escrowed to Maturity
     08-01-07             9.25             1,000,000            1,062,480
Corpus Christi Business & Job Development Corporation
   Refunding & Improvement Revenue Bonds
   Arena Project
   Series 2002 (AMBAC)
     09-01-25             5.00             3,550,000            3,662,819

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
TEXAS (CONT.)
Cypress-Fairbanks Independent School District
   Unlimited General Obligation Refunding Bonds
   Schoolhouse
   Series 2002
   (Permanent School Fund Guarantee)
     02-15-10             5.00%      $     5,000,000      $     5,217,000
Dallas Area Rapid Transit
   Revenue Bonds
   Senior Lien
   Series 2001 (AMBAC)
     12-01-09             5.50             2,000,000            2,113,460
Dawson County Hospital District
   Limited General Obligation Bonds
   Series 2005 (AMBAC)
     02-15-31             5.13             4,000,000            4,137,240
Duncanville Independent School District
   Unlimited General Obligation Refunding Bonds
   Series 2001B
   (Permanent School Fund Guarantee)
     02-15-32             5.25             6,315,000            6,588,818
Fate Higher Education Facilities Corporation
   Prerefunded Revenue Bonds
   North Hills School Project
   Series 2000
     12-01-25             7.75             5,600,000            6,335,168
Fort Bend Independent School District
   Unlimited General Obligation Refunding Bonds
   Series 2004A
   (Permanent School Fund Guarantee)
     08-15-26             5.25             4,000,000            4,242,840
Frisco Independent School District
   Unlimited General Obligation Bonds
   Series 2000
   (Permanent School Fund Guarantee)
     08-15-30             5.00             2,045,000            2,085,900
Harris County Flood Control District
   Limited General Obligation Refunding Bonds
   Series 2004A
     10-01-23             5.25             5,000,000            5,286,050
North Central Texas Health Facility
   Development Corporation
   Revenue Bonds
   Baylor Health Care System Project
   Series 2001A
     05-15-29             5.13             2,000,000            2,030,000

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
34 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
TEXAS (CONT.)
North Harris County Regional Water Authority
   Revenue Bonds
   Senior Lien
   Series 2005 (MBIA)
     12-15-32             5.00%      $     3,500,000      $     3,577,945
Northside Independent School District
   Unlimited General Obligation Refunding Bonds
   Series 2001
   (Permanent School Fund Guarantee)
     02-15-12             5.50             3,720,000            3,987,691
Round Rock Independent School District
   Unlimited General Obligation Refunding Bonds
   Capital Appreciation
   Zero Coupon
   Series 1991 (MBIA)
     08-15-10             3.27             8,300,000(m)         7,023,875
Southwest Higher Education Authority
   Revenue Bonds
   Southern Methodist University Project
   Series 2002 (AMBAC)
     10-01-15             5.50             3,420,000            3,717,814
Tarrant County Health Facilities Development Authority
   Revenue Bonds
   Texas Health Resources System
   Series 1997A (MBIA)
     02-15-22             5.25             6,000,000            6,217,440
Texas Department of Housing & Community Affairs
   Revenue Bonds
   Series 2002A Inverse Floater
   (MBIA) A.M.T.
     03-01-34             6.94             2,180,000(g)         2,396,801
Texas Department of Housing & Community Affairs
   Revenue Bonds
   Series 2002B Inverse Floater
   (MBIA) A.M.T.
     09-01-33             6.95             1,920,000(g)         2,110,656
Texas Municipal Power Agency
   Refunding Revenue Bonds
   Series 1993 (MBIA)
     09-01-09             5.25             8,000,000            8,364,800
Texas Municipal Power Agency
   Refunding Revenue Bonds
   Sub Lien
   Series 2004 (FGIC)
     09-01-10             4.25             3,500,000            3,520,405

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
TEXAS (CONT.)
Texas Public Finance Authority
   Refunding Revenue Bonds
   Series 2002 (FGIC)
     02-01-10             5.00%      $    10,650,000      $    11,104,010
Texas State Turnpike Authority
   Revenue Bonds
   First Tier
   Series 2002A (AMBAC)
     08-15-39             5.50            10,000,000           10,617,900
Texas Technical University
   Revenue Bonds
   Financing System
   7th Series 2002 (MBIA)
     08-15-09             5.25             1,605,000            1,677,241
University of Texas Permanent University Fund
   Refunding Revenue Bonds
   Series 2002A
     07-01-09             5.00             7,110,000            7,365,462
Wylie Independent School District
   Unlimited General Obligation Refunding Bonds
   Zero Coupon
   Series 2001
   (Permanent School Fund Guarantee)
     08-15-12             4.80             3,385,000(m)         2,611,866
                                                          ---------------
Total                                                         154,326,659
-------------------------------------------------------------------------

UTAH (1.6%)
Community of Eagle Mountain
   Special Assessment Bonds
   Special Improvement District # 2000-1
   Series 2006
     02-01-21             8.25             5,105,000            5,219,505
County of Carbon
   Refunding Revenue Bonds
   Sunnyside Cogeneration
   Series 1999A A.M.T.
     08-15-23             7.10             9,636,000(h)         9,788,152
County of Carbon
   Refunding Revenue Bonds
   Sunnyside Cogeneration
   Series 1999B A.M.T.
     08-15-24             0.73             3,920,000(h,i)       1,109,282

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 35
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
UTAH (CONT.)
Davis County School District
   Unlimited General Obligation Bonds
   Utah School Bond Guaranty Program
   Series 2003
     06-01-11             5.00%      $     2,380,000      $     2,510,876
Intermountain Power Agency
   Refunding Revenue Bonds
   Series 1998A (MBIA)
     07-01-12             5.25            16,600,000           17,255,367
Intermountain Power Agency
   Revenue Bonds
   Residual Certificates
   Series 2000 Inverse Floater (MBIA)
     07-01-17             7.42            15,330,000(g)        16,319,552
Utah Housing Corporation
   Revenue Bonds
   Series 2003A-1 A.M.T.
     07-01-24             5.13             2,235,000            2,263,519
                                                          ---------------
Total                                                          54,466,253
-------------------------------------------------------------------------

VERMONT (0.1%)
University of Vermont & State Agricultural College
   Revenue Bonds
   Series 2002 (AMBAC)
     10-01-15             5.50             2,000,000            2,181,160
     10-01-16             5.50             2,110,000            2,294,963
                                                          ---------------
Total                                                           4,476,123
-------------------------------------------------------------------------

VIRGINIA (0.9%)
City of Hampton
   Revenue Bonds
   Series 2002 (AMBAC)
     01-15-28             5.13            10,750,000           11,173,657
City of Richmond
   Unlimited General Obligation Bonds
   Series 2002A (FSA)
     07-15-09             5.25             2,150,000            2,250,857
     07-15-10             5.25             2,150,000            2,279,301
County of Loudoun
   Unlimited General Obligation Bonds
   Public Improvement
   Series 2001C
     11-01-12             5.00             3,010,000            3,210,978

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
VIRGINIA (CONT.)
Tobacco Settlement Financing Corporation
   Asset-backed Revenue Bonds
   Series 2005
     06-01-26             5.50%      $     2,075,000      $     2,121,127
     06-01-37             5.63             2,500,000            2,556,150
Virginia College Building Authority
   Revenue Bonds
   21st Century College Equipment
   Series 2003A
     02-01-18             5.00             4,320,000            4,523,731
Virginia Housing Development Authority
   Revenue Bonds
   Series 2003A-1 A.M.T.
     01-01-24             4.85             1,700,000            1,690,004
                                                          ---------------
Total                                                          29,805,805
-------------------------------------------------------------------------

WASHINGTON (2.4%)
City of Seattle
   Refunding Revenue Bonds
   Series 2002 (FGIC)
     07-01-10             4.50             2,050,000            2,106,724
City of Tacoma
   Prerefunded Revenue Bonds
   Series 2001A (FSA)
     01-01-20             5.75             5,000,000            5,465,250
City of Tacoma
   Refunding Revenue Bonds
   Series 2001B (FSA)
     01-01-12             5.50             5,000,000            5,410,050
Clark County
   Prerefunded Revenue Bonds
   Series 2001B Escrowed to Maturity (AMBAC)
     12-01-12             5.25               460,000              496,938
Clark County
   Unrefunded Revenue Bonds
   Series 2001B (AMBAC)
     12-01-12             5.25             2,105,000            2,262,770
County of King
   Unrefunded Limited General Obligation Bonds
   Series 2002
     12-01-13             5.50            11,185,000           12,216,032
Snohomish County Public Utility District #1
   Refunding Revenue Bonds
   Generation System
   Series 1986A Escrowed to Maturity
     01-01-20             5.00            17,750,000           19,130,772

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
36 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
WASHINGTON (CONT.)
Spokane Public Facilities District
   Revenue Bonds
   Series 2003 (MBIA)
     12-01-28             5.75%      $     3,195,000      $     3,529,804
State of Washington
   Unlimited General Obligation Bonds
   1st Series 2000-389 Inverse Floater
     07-01-18             7.23             4,010,000(g)         4,746,838
State of Washington
   Unlimited General Obligation Bonds
   2nd Series 2000-389 Inverse Floater
     07-01-19             7.22             3,975,000(g)         4,686,923
State of Washington
   Unlimited General Obligation Bonds
   Motor Vehicle Fuel Tax
   Series 2005C
     06-01-28             5.00             4,000,000            4,113,720
State of Washington
   Unlimited General Obligation Bonds
   Series 2005D (FSA)
     01-01-15             5.00             3,000,000            3,200,100
Tobacco Settlement Authority of Washington
   Asset-backed Revenue Bonds
   Series 2002
     06-01-26             6.50             1,230,000            1,338,425
Washington Public Power Supply System
   Revenue Bonds
   Linked Pars & Inflos
   Series 1993 Escrowed to Maturity (FSA)
     07-01-11             5.75            10,000,000(l)        10,681,300
                                                          ---------------
Total                                                          79,385,646
-------------------------------------------------------------------------

WISCONSIN (1.1%)
Badger Tobacco Asset Securitization Corporation
   Asset-backed Revenue Bonds
   Series 2002
     06-01-27             6.13            12,235,000           12,930,927
     06-01-32             6.38             3,450,000            3,688,568
Dane County
   Unlimited General Obligation Bonds
   Series 2002B
     06-01-09             5.00             2,860,000            2,960,186
     06-01-10             5.00             2,955,000            3,087,325

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
WISCONSIN (CONT.)
Wisconsin Health & Educational Facilities Authority
   Revenue Bonds
   Wheaton Franciscan Services
   Series 2003A
     08-15-33             5.13%      $    13,700,000      $    13,892,347
                                                          ---------------
Total                                                          36,559,353
-------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $3,121,457,429)                                    $ 3,223,340,851
-------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL NOTES (1.8%)
-------------------------------------------------------------------------
ISSUE(d,e,f)           EFFECTIVE         AMOUNT                  VALUE(a)
                         YIELD         PAYABLE AT
                                        MATURITY
CALIFORNIA (0.1%)
California Health Facilities Financing Authority
   Revenue Bonds
   Sutter Health
   V.R.N.D. Series 1996B
   (KBC Bank) AMBAC
     07-01-12             3.50%      $     3,400,000      $     3,400,000
California State Department of Water Resources
   Revenue Bonds
   V.R.D.N. Series 2002B-1
   (Bank of New York)
     05-01-22             3.51               100,000              100,000
                                                          ---------------
Total                                                           3,500,000
-------------------------------------------------------------------------

COLORADO (0.2%)
Moffat County
   Refunding Revenue Bonds
   Pacificorp Projects
   V.R.D.N. Series 1994
   (JPMorgan Chase Bank) AMBAC
     05-01-13             3.55             5,900,000            5,900,000
-------------------------------------------------------------------------

CONNECTICUT (0.1%)
Connecticut Housing Finance Authority
   Revenue Bonds
   Housing Mortgage Finance Program
   V.R.D.N. Series 2002D-1
   (Federal Home Loan Bank) AMBAC
     11-15-23             3.42             3,400,000            3,400,000
-------------------------------------------------------------------------

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 37
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL NOTES (CONTINUED)
-------------------------------------------------------------------------
ISSUE(d,e,f)           EFFECTIVE         AMOUNT                  VALUE(a)
                         YIELD         PAYABLE AT
                                        MATURITY
FLORIDA (--%)
Capital Trust Agency
   Revenue Bonds
   Reliance Magnolia Point
   V.R.D.N. Series 2004 FNMA
     11-15-34             3.47%      $       300,000      $       300,000
-------------------------------------------------------------------------

INDIANA (0.2%)
Indiana Health Facility Financing Authority
   Revenue Bonds
   Community Hospitals Project
   V.R.D.N. Series 2000A
   (Bank of America N.A.)
     07-01-28             3.47             4,100,000            4,100,000
Indianapolis Local Public Inprovement Bond Bank
   Refunding Revenue Bonds
   V.R.D.N. Series 2002F-1
   (Bank One N.A.) MBIA
     02-01-20             3.20             2,100,000            2,100,000
                                                          ---------------
Total                                                           6,200,000
-------------------------------------------------------------------------

MASSACHUSETTS (0.2%)
Massachusetts Water Resources Authority
   Refunding Revenue Bonds
   V.R.D.N. Series 1998D
   (Dexia Credit Local) FGIC
     11-01-26             3.21             9,800,000            9,800,000
-------------------------------------------------------------------------

MINNESOTA (--%)
Center City
   Revenue Bonds
   Hazelden Foundation Project
   V.R.D.N. Series 2005
   (Bank of New York)
     11-01-35             3.58               300,000              300,000
-------------------------------------------------------------------------

MISSISSIPPI (0.1%)
County of Jackson
   Refunding Revenue Bonds
   Chevron USA Project
   V.R.D.N. Series 1992
     12-01-16             3.54             3,000,000            3,000,000
-------------------------------------------------------------------------

NEW YORK (0.2%)
City of New York
   Unlimited General Obligation Bonds
   V.R.D.N. Series 2001A-7
   (Bank of Nova Scotia) AMBAC
     11-01-24             3.54             1,300,000            1,300,000

-------------------------------------------------------------------------
MUNICIPAL NOTES (CONTINUED)
-------------------------------------------------------------------------
ISSUE(d,e,f)           EFFECTIVE         AMOUNT                  VALUE(a)
                         YIELD         PAYABLE AT
                                        MATURITY
NEW YORK (CONT.)
CITY OF NEW YORK
   Unlimited General Obligation Bonds
   V.R.D.N. Series 2005E-2
   (Bank of America)
     08-01-34             3.53%      $     4,150,000      $     4,150,000
New York City Municipal Water Finance Authority
   Revenue Bonds
   V.R.D.N. Series 1994G FGIC
     06-15-24             3.47             1,300,000            1,300,000
                                                          ---------------
Total                                                           6,750,000
-------------------------------------------------------------------------

NORTH CAROLINA (0.1%)
Halifax County Industrial Facilities & Pollution Control
Financing Authority
   Revenue Bonds
   Westmoreland-Hadson Partners
   V.R.D.N. Series 1991
   (Dexia Credit Local) A.M.T.
     12-01-19             3.64             1,800,000            1,800,000
-------------------------------------------------------------------------

PENNSYLVANIA (0.1%)
Delaware County Industrial Development Authority
   Revenue Bonds
   United Parcel Service Project
   V.R.D.N. Series 1985
     12-01-15             3.45             2,100,000            2,100,000
-------------------------------------------------------------------------

RHODE ISLAND (0.1%)
Warwick Housing Authority
   Revenue Bonds
   Trafalgar East Apartments Project
   V.R.D.N. Series 2001
   (Fleet Bank N.A.) A.M.T.
     09-01-31             3.64             2,600,000            2,600,000
-------------------------------------------------------------------------

TENNESSEE (0.1%)
Clarksville Public Building Authority
   Revenue Bonds
   Pooled Financing Tennessee Municipal Bond Fund
   V.R.D.N. Series 2004 (Bank of America)
     07-01-34             3.58             1,800,000            1,800,000
Montgomery County Public Building Authority
   Revenue Bonds
   Tennessee County Loan Pool
   V.R.D.N. Series 2002 (Bank of America)
     04-01-32             3.58               300,000              300,000
                                                          ---------------
Total                                                           2,100,000
-------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
38 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL NOTES (CONTINUED)
-------------------------------------------------------------------------
ISSUE(d,e,f)           EFFECTIVE         AMOUNT                  VALUE(a)
                         YIELD         PAYABLE AT
                                        MATURITY
TEXAS (0.3%)
Bell County Health Facility Development Corporation
   Revenue Bonds
   Scott & White Memorial Hospital
   V.R.D.N. SERIES 2000B-1
   (Morgan Guaranty Trust) MBIA
     08-15-29             3.57%      $     2,800,000      $     2,800,000
Bell County Health Facility Development Corporation
   Revenue Bonds
   Scott & White Memorial Hospital
   V.R.D.N. Series 2001-1
   (JPMorgan Chase Bank) MBIA
     08-15-31             3.57                40,000               40,000
Harris County Health Facilities Development Corporation
   Revenue Bonds
   Texas Medical Center Project
   V.R.D.N. Series 2001
   (Chase Manhattan Bank) MBIA
     09-01-31             3.57             4,300,000            4,300,000
Harris County Health Facilities Development Corporation
   Revenue Bonds
   YMCA of Greater Houston
   V.R.D.N. Series 1999 (Bank One Texas N.A.)
     07-01-34             3.57             3,000,000            3,000,000

-------------------------------------------------------------------------
MUNICIPAL NOTES (CONTINUED)
-------------------------------------------------------------------------
ISSUE(d,e,f)           EFFECTIVE         AMOUNT                  VALUE(a)
                         YIELD         PAYABLE AT
                                        MATURITY
TEXAS (CONT.)
Port of Port Arthur Navigation District
   Refunding Revenue Bonds
   Texaco Project
   V.R.D.N. Series 1994
     10-01-24             3.58%      $     2,600,000      $     2,600,000
                                                          ---------------
Total                                                          12,740,000
-------------------------------------------------------------------------

WYOMING (--%)
Uinta County
   Refunding Revenue Bonds
   Chevron USA Project
   V.R.D.N Series 1993
     08-15-20             3.54             1,000,000            1,000,000
-------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $61,490,000)                                       $    61,490,000
-------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,182,947,429)(n)                                 $ 3,284,830,851
=========================================================================

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 39
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At May 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $24,202,455.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.8% of net assets at May 31, 2006.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA       --   ACA Financial Guaranty Corporation
      AMBAC     --   Ambac Assurance Corporation
      BIG       --   Bond Investors Guarantee
      CGIC      --   Capital Guaranty Insurance Company
      FGIC      --   Financial Guaranty Insurance Company
      FHA       --   Federal Housing Authority
      FNMA      --   Federal National Mortgage Association
      FHLMC     --   Federal Home Loan Mortgage Corporation
      FSA       --   Financial Security Assurance
      GNMA      --   Government National Mortgage Association
      MBIA      --   MBIA Insurance Corporation
      XLCA      --   XL Capital Assurance

(e) The following abbreviations may be used in the portfolio descriptions:

      A.M.T.    --   Alternative Minimum Tax -- At May 31, 2006, the value of
                     securities subject to alternative minimum tax represented
                     7.4% of net assets.
      B.A.N.    --   Bond Anticipation Note
      C.P.      --   Commercial Paper
      R.A.N.    --   Revenue Anticipation Note
      T.A.N.    --   Tax Anticipation Note
      T.R.A.N.  --   Tax & Revenue Anticipation Note
      V.R.      --   Variable Rate
      V.R.D.B.  --   Variable Rate Demand Bond
      V.R.D.N.  --   Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2006.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on May 31, 2006. At May 31, 2006, the value of inverse floaters represented 5.0% of net assets.


--------------------------------------------------------------------------------
40 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

(h)   Identifies issues considered to be illiquid as to their marketability (see
      Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at May 31, 2006, is as follows:

      SECURITY                                       ACQUISITION                   COST
                                                        DATES
      ----------------------------------------------------------------------------------
      County of Carbon
          Refunding Revenue Bonds
          Sunnyside Cogeneration
          Series 1999A A.M.T.
              7.10% 2023                               08-31-99             $ 9,636,000
      County of Carbon
          Refunding Revenue Bonds
          Sunnyside Cogeneration
          Series 1999B A.M.T.
              0.73% 2024                               08-31-99               3,920,000
      Loveland Special Improvement District #1
          Unlimited General Obligation Bonds
          Series 2000
              7.50% 2029                               04-20-00               5,626,950

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2006.

(j) Until May 2008, interest income is accrued on the original principal at an annual rate of 6.00%. Concurrently, the principal account is adjusted for interest at an annual rate of 4.53%. Beginning June 2008, the annual interest rate will be 9.15% and will be calculated on the adjusted principal amount. The interest rate disclosed represents the annualized effective yield, including the impact of principal accretion, on the date of acquisition.

(k) Until December 2006, interest income is accrued on the original principal at an annual rate of 28.95%. The interest rate disclosed represents the annualized effective yield on the date of acquisition.

(l) This security may be separated into floating and inverse floating rate securities which may be traded separately. Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates.

(m) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(n) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $3,182,947,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                   $ 118,136,000
      Unrealized depreciation                                     (16,252,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                               $ 101,884,000
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 41
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

RiverSource Tax-Exempt High Income Fund

MAY 31, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)
    (identified cost $3,182,947,429)                                                                        $ 3,284,830,851
Capital shares receivable                                                                                            26,717
Accrued interest receivable                                                                                      51,338,119
Receivable for investment securities sold                                                                        47,551,795
----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                  3,383,747,482
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------
Disbursements in excess of cash on demand deposit                                                                   258,934
Dividends payable to shareholders                                                                                 2,174,225
Capital shares payable                                                                                               74,287
Payable for investment securities purchased                                                                      30,127,386
Accrued investment management services fee                                                                           40,403
Accrued distribution fee                                                                                            789,942
Accrued transfer agency fee                                                                                           4,643
Accrued administrative services fee                                                                                   5,622
Other accrued expenses                                                                                              261,486
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                33,736,928
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                                          $ 3,350,010,554
============================================================================================================================

----------------------------------------------------------------------------------------------------------------------------
REPRESENTED BY
----------------------------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                                                    $     7,724,278
Additional paid-in capital                                                                                    3,247,062,280
Undistributed net investment income                                                                               3,076,473
Accumulated net realized gain (loss)                                                                             (9,735,899)
Unrealized appreciation (depreciation) on investments                                                           101,883,422
----------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                                    $ 3,350,010,554
============================================================================================================================
Net assets applicable to outstanding shares:                            Class A                             $ 3,166,733,606
                                                                        Class B                             $   163,968,527
                                                                        Class C                             $    19,306,465
                                                                        Class Y                             $         1,956
Net asset value per share of outstanding capital stock:                 Class A shares      730,164,770     $          4.34
                                                                        Class B shares       37,812,518     $          4.34
                                                                        Class C shares        4,450,072     $          4.34
                                                                        Class Y shares              451     $          4.34
----------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
42 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

RiverSource Tax-Exempt High Income Fund

SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------
Income:
Interest                                                                                                    $    82,347,888
----------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                                                7,863,807
Distribution fee
     Class A                                                                                                      4,143,252
     Class B                                                                                                        884,547
     Class C                                                                                                        106,439
Transfer agency fee                                                                                                 797,623
Incremental transfer agency fee
     Class A                                                                                                         73,263
     Class B                                                                                                         10,063
     Class C                                                                                                          1,566
Service fee -- Class Y                                                                                                    1
Administrative services fees and expenses                                                                         1,130,582
Compensation of board members                                                                                        12,283
Custodian fees                                                                                                      103,650
Printing and postage                                                                                                149,950
Registration fees                                                                                                    64,270
Audit fees                                                                                                           23,500
Other                                                                                                                37,477
----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                   15,402,273
     Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)                              (774,269)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 14,628,004
     Earnings credits on cash balances (Note 2)                                                                    (178,763)
----------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                                               14,449,241
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                                  67,898,647
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
     Security transactions (Note 3)                                                                              (6,745,897)
     Futures contracts                                                                                              997,987
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                                          (5,747,910)
Net change in unrealized appreciation (depreciation) on investments                                             (14,615,283)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                                  (20,363,193)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                             $    47,535,454
============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 43
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

RiverSource Tax-Exempt High Income Fund

                                                                                       MAY 31, 2006          NOV. 30, 2005
                                                                                     SIX MONTHS ENDED          YEAR ENDED
                                                                                       (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                      $     67,898,647       $   152,559,403
Net realized gain (loss) on investments                                                    (5,747,910)           25,845,494
Net change in unrealized appreciation (depreciation) on investments                       (14,615,283)          (46,070,708)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                            47,535,454           132,334,189
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
     Net investment income
          Class A                                                                         (64,749,026)         (144,214,777)
          Class B                                                                          (2,782,552)           (7,082,035)
          Class C                                                                            (334,989)             (796,675)
          Class Y                                                                                 (40)                  (79)
     Net realized gain
          Class A                                                                         (20,075,761)                   --
          Class B                                                                          (1,102,138)                   --
          Class C                                                                            (134,324)                   --
          Class Y                                                                                 (12)                   --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                       (89,178,842)         (152,093,566)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
----------------------------------------------------------------------------------------------------------------------------
Proceeds from sales
     Class A shares (Note 2)                                                               72,314,820           165,253,741
     Class B shares                                                                         4,756,264            10,929,278
     Class C shares                                                                         1,038,412             3,562,986
Reinvestment of distributions at net asset value
     Class A shares                                                                        62,039,982           104,400,663
     Class B shares                                                                         3,040,065             5,478,426
     Class C shares                                                                           409,131               703,444
Payments for redemptions
     Class A shares                                                                      (388,239,986)         (704,561,237)
     Class B shares (Note 2)                                                              (31,891,082)          (75,577,974)
     Class C shares (Note 2)                                                               (4,978,965)           (8,839,474)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                        (281,511,359)         (498,650,147)
----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                  (323,154,747)         (518,409,524)
Net assets at beginning of period                                                       3,673,165,301         4,191,574,825
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                          $  3,350,010,554       $ 3,673,165,301
============================================================================================================================
Undistributed net investment income                                                  $      3,076,473       $     3,044,433
----------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
44 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
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

NOTES TO FINANCIAL STATEMENTS

RiverSource Tax-Exempt High Income Fund

(Unaudited as to May 31, 2006)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Tax-Exempt Income Series, Inc. (formerly AXP High Yield Tax-Exempt Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Tax-Exempt Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in medium and higher quality municipal bonds and other debt obligations whose interest may be exempt from federal income tax. The Fund may also invest in lower-quality bonds which help to obtain a higher portfolio yield. Lower quality-bonds often called "junk bonds" include securities that are below investment grade, commonly defined as bonds receiving a Standard & Poor's rating below BBB or a Moody's rating below Baa or non-rated securities of comparable quality.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

At May 31, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) owned 100% of Class Y shares.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 45
--------------------------------------------------------------------------------

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At May 31, 2006, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at May 31, 2006 was $16,950,175 representing 0.51% of net assets. These securities are valued at fair value according to methods selected in good faith by the Board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At May 31, 2006, the Fund has entered into outstanding when-issued securities of $24,202,455.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.


--------------------------------------------------------------------------------
46 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure or to protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

SWAP TRANSACTIONS

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Fund may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Fund may employ swaps to synthetically add or subtract principal exposure to the municipal market.

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Fund will realize a gain or loss when the swap is terminated. The Fund did not enter into any swap agreements for the six months ended May 31, 2006.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 47
--------------------------------------------------------------------------------

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.47% to 0.30% annually as the Fund's assets increase. Prior to March 1, 2006, the fee percentage of the Fund's daily net assets declined from 0.49% to 0.36% annually as the Fund's assets increased.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.


--------------------------------------------------------------------------------
48 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $20.50

o     Class B $21.50

o     Class C $21.00

o     Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $611,299 for Class A, $224,335 for Class B and $1,628 for Class C for the six months ended May 31, 2006.

For the six months ended May 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 0.79% for Class A, 1.55% for Class B, 1.55% for Class C and 0.64% for Class Y. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B, Class C and Class Y were $733,078, $36,430, $4,760 and $1, respectively. In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Nov. 30, 2006, such that net expenses will not exceed 0.79% for Class A, 1.55% for Class B, 1.55% for Class C and 0.64% for Class Y.

During the six months ended May 31, 2006, the Fund's custodian and transfer agency fees were reduced by $178,763 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $451,099,074 and $705,580,174, respectively, for the six months ended May 31, 2006. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 49
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                   SIX MONTHS ENDED MAY 31, 2006
                                         CLASS A        CLASS B          CLASS C      CLASS Y
----------------------------------------------------------------------------------------------
Sold                                    16,530,863      1,088,360         237,585        --
Issued for reinvested distributions     14,206,863        696,266          93,658        --
Redeemed                               (88,867,498)    (7,290,266)     (1,139,367)       --
----------------------------------------------------------------------------------------------
Net increase (decrease)                (58,129,772)    (5,505,640)       (808,124)       --
----------------------------------------------------------------------------------------------

                                                      YEAR ENDED NOV. 30, 2005
                                        CLASS A         CLASS B          CLASS C      CLASS Y
----------------------------------------------------------------------------------------------
Sold                                    37,128,817      2,455,873         801,438        --
Issued for reinvested distributions     23,495,793      1,233,090         158,280        --
Redeemed                              (158,580,666)   (16,996,996)     (1,987,001)       --
----------------------------------------------------------------------------------------------
Net increase (decrease)                (97,956,056)   (13,308,033)     (1,027,283)       --
----------------------------------------------------------------------------------------------

5. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings outstanding during the six months ended May 31, 2006.

6. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.


--------------------------------------------------------------------------------
50 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 51
--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Nov. 30,                                             2006(g)           2005          2004      2003      2002
Net asset value, beginning of period                                   $ 4.39            $ 4.42        $ 4.46    $ 4.38    $ 4.41
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .08               .18           .18       .20       .23
Net gains (losses) (both realized and unrealized)                        (.02)             (.04)         (.04)      .07      (.03)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          .06               .14           .14       .27       .20
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.08)             (.17)         (.18)     (.19)     (.23)
Distributions from realized gains                                        (.03)               --            --        --        --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.11)             (.17)         (.18)     (.19)     (.23)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 4.34            $ 4.39        $ 4.42    $ 4.46    $ 4.38
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $3,167            $3,460        $3,914    $4,321    $4,503
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                          .79%(c),(d)       .80%(c)       .80%      .79%      .79%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        3.91%(d)          3.89%         3.98%     4.46%     5.26%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  13%               30%           22%       44%       37%
----------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                          1.40%(f)          3.25%         3.15%     6.39%     4.71%
----------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.83% for the six months ended May 31, 2006 and 0.81% for the year ended Nov. 30, 2005.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended May 31, 2006 (Unaudited).


--------------------------------------------------------------------------------
52 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

CLASS B
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Nov. 30,                                             2006(g)           2005          2004      2003      2002
Net asset value, beginning of period                                   $ 4.39            $ 4.41        $ 4.46    $ 4.38    $ 4.41
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .07               .14           .15       .17       .20
Net gains (losses) (both realized and unrealized)                        (.02)             (.02)         (.05)      .07      (.03)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          .05               .12           .10       .24       .17
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.07)             (.14)         (.15)     (.16)     (.20)
Distributions from realized gains                                        (.03)               --            --        --        --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.10)             (.14)         (.15)     (.16)     (.20)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 4.34            $ 4.39        $ 4.41    $ 4.46    $ 4.38
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $  164            $  190        $  250    $  319    $  354
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         1.55%(c),(d)      1.56%(c)      1.55%     1.55%     1.55%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        3.15%(d)          3.13%         3.23%     3.70%     4.49%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  13%               30%           22%       44%       37%
----------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                          1.02%(f)          2.69%         2.14%     5.60%     3.93%
----------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.59% for the six months ended May 31, 2006 and 1.57% for the year ended Nov. 30, 2005.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended May 31, 2006 (Unaudited).


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 53
--------------------------------------------------------------------------------

CLASS C
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Nov. 30,                                             2006(g)           2005          2004      2003      2002
Net asset value, beginning of period                                   $ 4.39            $ 4.42        $ 4.46    $ 4.38    $ 4.41
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .07               .14           .15       .17       .20
Net gains (losses) (both realized and unrealized)                        (.02)             (.03)         (.04)      .07      (.03)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          .05               .11           .11       .24       .17
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.07)             (.14)         (.15)     (.16)     (.20)
Distributions from realized gains                                        (.03)               --            --        --        --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.10)             (.14)         (.15)     (.16)     (.20)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 4.34            $ 4.39        $ 4.42    $ 4.46    $ 4.38
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $   19            $   23        $   28    $   30    $   28
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         1.55%(c),(d)      1.56%(c)      1.55%     1.56%     1.55%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        3.15%(d)          3.13%         3.23%     3.70%     4.46%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  13%               30%           22%       44%       37%
----------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                          1.02%(f)          2.46%         2.37%     5.59%     3.93%
----------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.60% for the six months ended May 31, 2006 and 1.57% for the year ended Nov. 30, 2005.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended May 31, 2006 (Unaudited).


--------------------------------------------------------------------------------
54 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

CLASS Y
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Nov. 30,                                             2006(g)           2005          2004      2003      2002
Net asset value, beginning of period                                   $ 4.39            $ 4.42        $ 4.46    $ 4.38    $ 4.42
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .09               .18           .18       .21       .24
Net gains (losses) (both realized and unrealized)                        (.02)             (.03)         (.04)      .07      (.04)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          .07               .15           .14       .28       .20
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.09)             (.18)         (.18)     (.20)     (.24)
Distributions from realized gains                                        (.03)               --            --        --        --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.12)             (.18)         (.18)     (.20)     (.24)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 4.34            $ 4.39        $ 4.42    $ 4.46    $ 4.38
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $   --            $   --        $   --    $   --    $   --
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                          .64%(c),(d)       .65%(c)       .66%      .64%      .63%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        4.03%(d)          3.98%         4.07%     4.44%     6.29%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  13%               30%           22%       44%       37%
----------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                          1.46%(f)          3.38%         3.28%     6.51%     4.62%
----------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.74% for the six months ended May 31, 2006 and 0.66% for the year ended Nov. 30, 2005.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended May 31, 2006 (Unaudited).


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 55
--------------------------------------------------------------------------------

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
56 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                                               BEGINNING        ENDING         EXPENSES         ANNUALIZED
                                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING        EXPENSE
                                             DEC. 1, 2005    MAY 31, 2006    THE PERIOD(a)        RATIO
----------------------------------------------------------------------------------------------------------
Class A
----------------------------------------------------------------------------------------------------------
  Actual(b)                                     $1,000         $1,014.00        $3.97(c)           .79%
----------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)      $1,000         $1,020.99        $3.98(c)           .79%
----------------------------------------------------------------------------------------------------------
Class B
----------------------------------------------------------------------------------------------------------
  Actual(b)                                     $1,000         $1,010.20        $7.77(c)          1.55%
----------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)      $1,000         $1,017.20        $7.80(c)          1.55%
----------------------------------------------------------------------------------------------------------
Class C
----------------------------------------------------------------------------------------------------------
  Actual(b)                                     $1,000         $1,010.20        $7.77(c)          1.55%
----------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)      $1,000         $1,017.20        $7.80(c)          1.55%
----------------------------------------------------------------------------------------------------------
Class Y
----------------------------------------------------------------------------------------------------------
  Actual(b)                                     $1,000         $1,014.60        $3.21(c)           .64%
----------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)      $1,000         $1,021.74        $3.23(c)           .64%
----------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended May 31, 2006: +1.40% for Class A, +1.02% for Class B, +1.02% for Class C and +1.46% for Class Y.

(c) On Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. If this change had been in place for the entire six-month period ended May 31, 2006, the actual and hypothetical expenses paid would have been the same as those presented in the table above.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 57
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

During the period covered by this report, RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), served as the investment manager to RiverSource funds under an Investment Management Services Agreement ("IMS Agreement").

The Board of Directors (the "Board") annually determines whether to continue the IMS Agreement and subadvisory agreements, as applicable, by evaluating the quality and level of services received and the costs associated with those services. The Board did not make the specific determination this year as each fund's IMS Agreement was approved by the vote of a majority of the outstanding voting securities of the funds at a shareholder meeting held on Feb. 15, 2006.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting www.riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by visiting www.riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
58 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND

REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006

(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

ELECTION OF BOARD MEMBERS

                                     AFFIRMATIVE               WITHHOLD
--------------------------------------------------------------------------------
    Kathleen Blatz                 2,011,207,521.74         67,262,664.09
--------------------------------------------------------------------------------
    Arne H. Carlson                2,009,095,865.57         69,374,320.26
--------------------------------------------------------------------------------
    Patricia M. Flynn              2,013,056,878.44         65,413,307.39
--------------------------------------------------------------------------------
    Anne P. Jones                  2,009,044,857.21         69,425,328.62
--------------------------------------------------------------------------------
    Jeffrey Laikind                2,011,890,089.10         66,580,096.73
--------------------------------------------------------------------------------
    Stephen R. Lewis, Jr.          2,012,022,361.30         66,447,824.53
--------------------------------------------------------------------------------
    Catherine James Paglia         2,012,280,498.82         66,189,687.01
--------------------------------------------------------------------------------
    Vikki L. Pryor                 2,013,080,781.87         65,389,403.96
--------------------------------------------------------------------------------
    Alan K. Simpson                2,005,466,086.25         73,004,099.58
--------------------------------------------------------------------------------
    Alison Taunton-Rigby           2,012,238,668.12         66,231,517.71
--------------------------------------------------------------------------------
    William F. Truscott            2,012,956,371.27         65,513,814.56
--------------------------------------------------------------------------------

AMEND THE ARTICLES OF INCORPORATION TO PERMIT THE BOARD TO ESTABLISH THE MINIMUM ACCOUNT VALUE AND TO CHANGE THE NAME OF THE CORPORATION

         AFFIRMATIVE          AGAINST          ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
       1,960,125,248.55    68,573,452.40    48,450,252.88      1,321,232.00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT - 59
--------------------------------------------------------------------------------

APPROVE AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

         AFFIRMATIVE          AGAINST          ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
       1,969,101,054.64    58,137,702.13    49,910,197.06      1,321,232.00
--------------------------------------------------------------------------------

APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

DIVERSIFICATION

          AFFIRMATIVE         AGAINST          ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
       1,965,928,204.53    56,238,596.49    54,982,152.81      1,321,232.00
--------------------------------------------------------------------------------

TEN PERCENT LIMITATION IN SINGLE ISSUER

         AFFIRMATIVE          AGAINST          ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
       1,955,094,881.74    64,945,114.79    57,108,957.30      1,321,232.00
--------------------------------------------------------------------------------

LENDING

         AFFIRMATIVE          AGAINST          ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
       1,942,612,656.25    74,949,099.41    59,587,198.17      1,321,232.00
--------------------------------------------------------------------------------

BORROWING

         AFFIRMATIVE          AGAINST          ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
       1,941,625,034.55    74,168,826.72    61,355,092.56      1,321,232.00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
60 - RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

RIVERSOURCE (SM)  TAX-EXEMPT HIGH INCOME FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS

                        This report must be accompanied or preceded by the Fund's current prospectus. RiverSource Funds are managed by RiverSource Investments, LLC and distributed by Ameriprise Financial Services, Inc., Member NASD. Both
RIVERSOURCE [LOGO] (SM) companies are part of Ameriprise Financial, Inc.
      INVESTMENTS
                                                                 S-6432 W (7/06)

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              RiverSource Tax-Exempt Income Series, Inc.




By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          July 28, 2006


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          July 28, 2006


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          July 28, 2006